Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (52.8%)
U.S. Government Securities (52.5%)
United States Treasury Note/Bond	4.125%	2/15/2036	32,569	32,059
United States Treasury Note/Bond	4.750%	2/15/2037	5,337	5,521
United States Treasury Note/Bond	5.000%	5/15/2037	7,795	8,241
United States Treasury Note/Bond	4.375%	2/15/2038	7,563	7,543
United States Treasury Note/Bond	4.500%	5/15/2038	9,744	9,806
United States Treasury Note/Bond	3.500%	2/15/2039	7,426	6,694
United States Treasury Note/Bond	4.250%	5/15/2039	20,337	19,698
United States Treasury Note/Bond	4.500%	8/15/2039	21,555	21,334
United States Treasury Note/Bond	4.375%	11/15/2039	22,811	22,219
United States Treasury Note/Bond	4.625%	2/15/2040	22,850	22,800
United States Treasury Note/Bond	1.125%	5/15/2040	54,345	34,242
United States Treasury Note/Bond	4.375%	5/15/2040	20,181	19,602
United States Treasury Note/Bond	1.125%	8/15/2040	76,617	47,772
United States Treasury Note/Bond	3.875%	8/15/2040	19,965	18,294
United States Treasury Note/Bond	1.375%	11/15/2040	74,770	48,168
United States Treasury Note/Bond	4.250%	11/15/2040	20,035	19,101
United States Treasury Note/Bond	1.875%	2/15/2041	95,261	65,983
United States Treasury Note/Bond	4.750%	2/15/2041	19,932	20,032
United States Treasury Note/Bond	2.250%	5/15/2041	72,486	52,804
United States Treasury Note/Bond	4.375%	5/15/2041	20,640	19,890
United States Treasury Note/Bond	1.750%	8/15/2041	111,097	74,305
United States Treasury Note/Bond	3.750%	8/15/2041	17,160	15,306
United States Treasury Note/Bond	2.000%	11/15/2041	95,912	66,329
United States Treasury Note/Bond	3.125%	11/15/2041	22,557	18,451
United States Treasury Note/Bond	2.375%	2/15/2042	77,110	56,227
United States Treasury Note/Bond	3.125%	2/15/2042	21,820	17,770
United States Treasury Note/Bond	3.000%	5/15/2042	19,295	15,383
United States Treasury Note/Bond	3.250%	5/15/2042	66,246	54,658
United States Treasury Note/Bond	2.750%	8/15/2042	17,464	13,352
United States Treasury Note/Bond	3.375%	8/15/2042	53,533	44,727
United States Treasury Note/Bond	2.750%	11/15/2042	17,223	13,098
United States Treasury Note/Bond	4.000%	11/15/2042	65,755	59,503
United States Treasury Note/Bond	3.125%	2/15/2043	10,457	8,373
United States Treasury Note/Bond	3.875%	2/15/2043	78,796	70,021
United States Treasury Note/Bond	2.875%	5/15/2043	31,765	24,390
United States Treasury Note/Bond	3.875%	5/15/2043	56,553	50,140
United States Treasury Note/Bond	3.625%	8/15/2043	37,974	32,432
United States Treasury Note/Bond	4.375%	8/15/2043	84,575	79,841
United States Treasury Note/Bond	3.750%	11/15/2043	36,755	31,863
United States Treasury Note/Bond	4.750%	11/15/2043	76,485	75,559
United States Treasury Note/Bond	3.625%	2/15/2044	46,774	39,752
United States Treasury Note/Bond	4.500%	2/15/2044	55,354	52,937
United States Treasury Note/Bond	3.375%	5/15/2044	37,880	30,959
United States Treasury Note/Bond	4.625%	5/15/2044	65,462	63,501
United States Treasury Note/Bond	3.125%	8/15/2044	47,529	37,255
United States Treasury Note/Bond	4.125%	8/15/2044	66,494	60,320
United States Treasury Note/Bond	3.000%	11/15/2044	40,203	30,784
United States Treasury Note/Bond	4.625%	11/15/2044	51,755	50,105
United States Treasury Note/Bond	2.500%	2/15/2045	45,781	32,108
United States Treasury Note/Bond	4.750%	2/15/2045	49,355	48,491
United States Treasury Note/Bond	3.000%	5/15/2045	23,058	17,536
United States Treasury Note/Bond	5.000%	5/15/2045	43,222	43,786
United States Treasury Note/Bond	2.875%	8/15/2045	27,617	20,511
United States Treasury Note/Bond	4.875%	8/15/2045	51,583	51,420
United States Treasury Note/Bond	3.000%	11/15/2045	19,356	14,631
United States Treasury Note/Bond	4.625%	11/15/2045	51,066	49,245
United States Treasury Note/Bond	2.500%	2/15/2046	37,310	25,737
United States Treasury Note/Bond	4.625%	2/15/2046	42,427	40,901
United States Treasury Note/Bond	2.500%	5/15/2046	37,904	26,031
United States Treasury Note/Bond	2.250%	8/15/2046	53,566	34,902
United States Treasury Note/Bond	2.875%	11/15/2046	20,072	14,668
United States Treasury Note/Bond	3.000%	2/15/2047	36,699	27,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	5/15/2047	31,197	23,178
	United States Treasury Note/Bond	2.750%	8/15/2047	49,891	35,288
	United States Treasury Note/Bond	2.750%	11/15/2047	50,308	35,461
	United States Treasury Note/Bond	3.000%	2/15/2048	64,940	47,863
	United States Treasury Note/Bond	3.125%	5/15/2048	66,536	50,053
	United States Treasury Note/Bond	3.000%	8/15/2048	70,708	51,871
	United States Treasury Note/Bond	3.375%	11/15/2048	73,201	57,314
	United States Treasury Note/Bond	3.000%	2/15/2049	75,791	55,333
	United States Treasury Note/Bond	2.875%	5/15/2049	67,512	47,984
	United States Treasury Note/Bond	2.250%	8/15/2049	63,579	39,531
	United States Treasury Note/Bond	2.375%	11/15/2049	67,224	42,829
	United States Treasury Note/Bond	2.000%	2/15/2050	78,925	45,937
	United States Treasury Note/Bond	1.250%	5/15/2050	88,475	41,977
	United States Treasury Note/Bond	1.375%	8/15/2050	103,798	50,735
	United States Treasury Note/Bond	1.625%	11/15/2050	101,602	53,004
	United States Treasury Note/Bond	1.875%	2/15/2051	108,545	60,259
	United States Treasury Note/Bond	2.375%	5/15/2051	112,747	70,533
	United States Treasury Note/Bond	2.000%	8/15/2051	112,834	64,249
	United States Treasury Note/Bond	1.875%	11/15/2051	102,890	56,513
	United States Treasury Note/Bond	2.250%	2/15/2052	101,625	61,245
	United States Treasury Note/Bond	2.875%	5/15/2052	95,603	66,310
	United States Treasury Note/Bond	3.000%	8/15/2052	88,856	63,185
	United States Treasury Note/Bond	4.000%	11/15/2052	93,360	80,242
	United States Treasury Note/Bond	3.625%	2/15/2053	85,284	68,450
	United States Treasury Note/Bond	3.625%	5/15/2053	85,741	68,740
	United States Treasury Note/Bond	4.125%	8/15/2053	95,891	84,137
	United States Treasury Note/Bond	4.750%	11/15/2053	105,157	102,302
	United States Treasury Note/Bond	4.250%	2/15/2054	108,911	97,573
	United States Treasury Note/Bond	4.625%	5/15/2054	106,712	101,768
	United States Treasury Note/Bond	4.250%	8/15/2054	108,658	97,347
	United States Treasury Note/Bond	4.500%	11/15/2054	109,072	101,914
	United States Treasury Note/Bond	4.625%	2/15/2055	99,890	95,309
	United States Treasury Note/Bond	4.750%	5/15/2055	107,086	104,275
	United States Treasury Note/Bond	4.750%	8/15/2055	107,640	104,899
	United States Treasury Note/Bond	4.625%	11/15/2055	93,404	89,256
	United States Treasury Note/Bond	4.750%	2/15/2056	93,440	91,133
					4,544,439
Agency Bonds and Notes (0.3%)
	Federal Home Loan Banks	5.625%	3/14/2036	900	980
	Federal Home Loan Banks	5.500%	7/15/2036	2,805	3,043
[1,2]	Federal Home Loan Mortgage Corp.	0.000%	11/15/2038	240	131
[2]	Federal National Mortgage Assn.	5.625%	7/15/2037	3,391	3,688
[2]	Federal National Mortgage Assn.	6.210%	8/6/2038	930	1,069
	Tennessee Valley Authority	5.880%	4/1/2036	2,627	2,909
	Tennessee Valley Authority	5.980%	4/1/2036	1,000	1,116
	Tennessee Valley Authority	6.150%	1/15/2038	218	247
	Tennessee Valley Authority	5.500%	6/15/2038	1,240	1,332
	Tennessee Valley Authority	5.250%	9/15/2039	3,795	3,982
	Tennessee Valley Authority	4.875%	1/15/2048	811	779
	Tennessee Valley Authority	4.250%	9/15/2052	985	839
	Tennessee Valley Authority	5.250%	2/1/2055	2,000	1,983
	Tennessee Valley Authority	5.375%	4/1/2056	970	978
	Tennessee Valley Authority	4.625%	9/15/2060	1,110	987
	Tennessee Valley Authority	4.250%	9/15/2065	2,990	2,457
					26,520
Total U.S. Government and Agency Obligations (Cost $5,393,552)					4,570,959
Corporate Bonds (41.4%)
Communications (4.8%)
	Alphabet Inc.	1.900%	8/15/2040	1,745	1,164
	Alphabet Inc.	5.350%	11/15/2045	2,835	2,767
	Alphabet Inc.	5.500%	2/15/2046	2,718	2,696
	Alphabet Inc.	2.050%	8/15/2050	5,905	3,166
	Alphabet Inc.	5.250%	5/15/2055	920	868
	Alphabet Inc.	5.450%	11/15/2055	6,174	5,972
	Alphabet Inc.	5.650%	2/15/2056	6,581	6,555
	Alphabet Inc.	2.250%	8/15/2060	1,106	558
	Alphabet Inc.	5.300%	5/15/2065	3,850	3,547
	Alphabet Inc.	5.750%	2/15/2066	1,300	1,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alphabet Inc.	5.700%	11/15/2075	4,337	4,200
	America Movil SAB de CV	6.125%	11/15/2037	360	378
	America Movil SAB de CV	6.125%	3/30/2040	3,989	4,159
	America Movil SAB de CV	4.375%	7/16/2042	1,949	1,675
	America Movil SAB de CV	4.375%	4/22/2049	1,756	1,439
	AT&T Inc.	5.250%	3/1/2037	1,247	1,238
	AT&T Inc.	4.900%	8/15/2037	1,407	1,350
	AT&T Inc.	4.850%	3/1/2039	4,952	4,609
	AT&T Inc.	6.375%	3/1/2041	125	132
	AT&T Inc.	3.500%	6/1/2041	7,559	5,860
	AT&T Inc.	5.550%	8/15/2041	720	695
	AT&T Inc.	4.300%	12/15/2042	1,978	1,638
	AT&T Inc.	4.650%	6/1/2044	930	788
	AT&T Inc.	4.800%	6/15/2044	1,078	932
	AT&T Inc.	4.350%	6/15/2045	922	743
	AT&T Inc.	5.550%	11/1/2045	2,545	2,408
	AT&T Inc.	5.850%	4/30/2046	1,650	1,606
	AT&T Inc.	4.750%	5/15/2046	3,992	3,378
[1]	AT&T Inc.	5.150%	11/15/2046	1,015	905
	AT&T Inc.	4.500%	3/9/2048	4,576	3,688
	AT&T Inc.	4.550%	3/9/2049	885	711
	AT&T Inc.	3.650%	6/1/2051	5,781	3,963
	AT&T Inc.	3.500%	9/15/2053	12,815	8,394
	AT&T Inc.	5.700%	11/1/2054	1,665	1,561
	AT&T Inc.	3.550%	9/15/2055	11,898	7,736
	AT&T Inc.	6.000%	4/30/2056	2,355	2,303
	AT&T Inc.	6.050%	8/15/2056	1,385	1,364
	AT&T Inc.	3.800%	12/1/2057	10,323	6,955
	AT&T Inc.	3.650%	9/15/2059	11,993	7,751
	AT&T Inc.	3.850%	6/1/2060	2,003	1,343
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	2,746	2,220
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/2052	250	172
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	2,210	2,070
	Charter Communications Operating LLC	5.375%	4/1/2038	6,221	5,581
	Charter Communications Operating LLC	3.500%	3/1/2042	609	417
	Charter Communications Operating LLC	6.484%	10/23/2045	5,491	5,058
	Charter Communications Operating LLC	5.375%	5/1/2047	3,109	2,501
	Charter Communications Operating LLC	5.750%	4/1/2048	5,179	4,329
	Charter Communications Operating LLC	5.125%	7/1/2049	1,097	842
	Charter Communications Operating LLC	4.800%	3/1/2050	6,136	4,551
	Charter Communications Operating LLC	3.700%	4/1/2051	2,196	1,361
	Charter Communications Operating LLC	3.900%	6/1/2052	4,429	2,817
	Charter Communications Operating LLC	5.250%	4/1/2053	2,349	1,841
	Charter Communications Operating LLC	6.700%	12/1/2055	2,008	1,920
	Charter Communications Operating LLC	3.850%	4/1/2061	5,648	3,301
	Charter Communications Operating LLC	4.400%	12/1/2061	20	13
	Charter Communications Operating LLC	3.950%	6/30/2062	4,453	2,621
	Charter Communications Operating LLC	5.500%	4/1/2063	510	394
	Comcast Corp.	3.200%	7/15/2036	2,485	2,083
	Comcast Corp.	3.900%	3/1/2038	1,933	1,661
	Comcast Corp.	4.600%	10/15/2038	2,950	2,696
	Comcast Corp.	3.250%	11/1/2039	80	62
	Comcast Corp.	3.750%	4/1/2040	5,033	4,076
	Comcast Corp.	4.650%	7/15/2042	650	560
	Comcast Corp.	3.400%	7/15/2046	2,426	1,654
	Comcast Corp.	4.000%	8/15/2047	95	70
	Comcast Corp.	3.969%	11/1/2047	1,815	1,336
	Comcast Corp.	4.000%	3/1/2048	1,809	1,331
	Comcast Corp.	4.700%	10/15/2048	1,730	1,414
	Comcast Corp.	3.999%	11/1/2049	3,002	2,177
	Comcast Corp.	3.450%	2/1/2050	3,857	2,526
	Comcast Corp.	2.800%	1/15/2051	3,727	2,132
	Comcast Corp.	2.887%	11/1/2051	13,263	7,666
	Comcast Corp.	5.350%	5/15/2053	3,074	2,714
	Comcast Corp.	5.650%	6/1/2054	1,950	1,799
	Comcast Corp.	2.937%	11/1/2056	11,279	6,262
	Comcast Corp.	4.950%	10/15/2058	1,135	927
	Comcast Corp.	2.650%	8/15/2062	735	362
	Comcast Corp.	2.987%	11/1/2063	6,105	3,238
	Comcast Corp.	5.500%	5/15/2064	3,155	2,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Electronic Arts Inc.	2.950%	2/15/2051	1,145	924
	Fox Corp.	5.476%	1/25/2039	2,552	2,470
	Fox Corp.	5.576%	1/25/2049	1,941	1,784
	Meta Platforms Inc.	5.500%	11/15/2045	6,897	6,531
	Meta Platforms Inc.	4.450%	8/15/2052	4,312	3,388
	Meta Platforms Inc.	5.600%	5/15/2053	4,852	4,527
	Meta Platforms Inc.	5.400%	8/15/2054	4,995	4,523
[1]	Meta Platforms Inc.	5.625%	11/15/2055	8,382	7,851
	Meta Platforms Inc.	4.650%	8/15/2062	1,545	1,196
	Meta Platforms Inc.	5.750%	5/15/2063	3,527	3,273
	Meta Platforms Inc.	5.550%	8/15/2064	5,028	4,516
	Meta Platforms Inc.	5.750%	11/15/2065	6,653	6,170
	NBCUniversal Media LLC	6.400%	4/30/2040	220	234
	NBCUniversal Media LLC	5.950%	4/1/2041	2,315	2,327
	NBCUniversal Media LLC	4.450%	1/15/2043	3,410	2,832
	Omnicom Group Inc.	3.375%	3/1/2041	640	473
	Omnicom Group Inc.	5.400%	10/1/2048	1,103	960
	Orange SA	5.375%	1/13/2042	1,490	1,440
	Orange SA	5.500%	2/6/2044	656	638
	Paramount Global	6.875%	4/30/2036	2,111	1,850
	Paramount Global	4.850%	7/1/2042	1,613	1,025
	Paramount Global	4.600%	1/15/2045	281	168
	Rogers Communications Inc.	4.500%	3/15/2042	1,590	1,342
	Rogers Communications Inc.	5.450%	10/1/2043	980	907
	Rogers Communications Inc.	3.700%	11/15/2049	2,470	1,808
	Rogers Communications Inc.	4.550%	3/15/2052	3,110	2,459
	Telefonica Emisiones SA	7.045%	6/20/2036	2,492	2,752
	Telefonica Emisiones SA	4.665%	3/6/2038	1,395	1,258
	Telefonica Emisiones SA	5.213%	3/8/2047	3,863	3,364
	Telefonica Emisiones SA	4.895%	3/6/2048	2,601	2,149
	Telefonica Emisiones SA	5.520%	3/1/2049	1,359	1,227
	TELUS Corp.	4.600%	11/16/2048	1,490	1,237
	Time Warner Cable LLC	6.550%	5/1/2037	937	945
	Time Warner Cable LLC	6.750%	6/15/2039	1,751	1,737
	Time Warner Cable LLC	5.875%	11/15/2040	1,723	1,556
	Time Warner Cable LLC	5.500%	9/1/2041	1,715	1,476
	Time Warner Cable LLC	4.500%	9/15/2042	2,505	1,879
	T-Mobile USA Inc.	4.375%	4/15/2040	4,095	3,598
	T-Mobile USA Inc.	3.000%	2/15/2041	4,096	2,995
	T-Mobile USA Inc.	4.500%	4/15/2050	4,423	3,570
	T-Mobile USA Inc.	3.300%	2/15/2051	4,195	2,744
	T-Mobile USA Inc.	3.400%	10/15/2052	4,761	3,114
	T-Mobile USA Inc.	5.750%	1/15/2054	3,048	2,920
	T-Mobile USA Inc.	6.000%	6/15/2054	1,305	1,289
	T-Mobile USA Inc.	5.500%	1/15/2055	215	198
	T-Mobile USA Inc.	5.250%	6/15/2055	1,672	1,486
	T-Mobile USA Inc.	5.875%	11/15/2055	2,166	2,107
	T-Mobile USA Inc.	5.700%	1/15/2056	844	802
	T-Mobile USA Inc.	5.850%	2/15/2056	1,285	1,247
	T-Mobile USA Inc.	3.600%	11/15/2060	3,289	2,134
	T-Mobile USA Inc.	5.800%	9/15/2062	1,900	1,821
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/2041	1,044	893
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	1,097	871
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	1,698	1,394
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	1,303	888
	Uber Technologies Inc.	5.350%	9/15/2054	3,635	3,342
	Verizon Communications Inc.	5.250%	3/16/2037	1,732	1,710
	Verizon Communications Inc.	5.401%	7/2/2037	3,401	3,388
	Verizon Communications Inc.	4.812%	3/15/2039	2,145	1,997
	Verizon Communications Inc.	2.650%	11/20/2040	3,190	2,240
	Verizon Communications Inc.	3.400%	3/22/2041	6,151	4,730
	Verizon Communications Inc.	2.850%	9/3/2041	804	565
	Verizon Communications Inc.	4.750%	11/1/2041	3,211	2,890
	Verizon Communications Inc.	3.850%	11/1/2042	960	764
	Verizon Communications Inc.	5.750%	11/30/2045	4,144	4,035
	Verizon Communications Inc.	4.125%	8/15/2046	415	330
	Verizon Communications Inc.	4.862%	8/21/2046	4,068	3,546
	Verizon Communications Inc.	5.500%	3/16/2047	745	701
	Verizon Communications Inc.	4.522%	9/15/2048	2,907	2,378
	Verizon Communications Inc.	2.875%	11/20/2050	4,300	2,609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	3.550%	3/22/2051	6,336	4,420
	Verizon Communications Inc.	3.875%	3/1/2052	1,091	795
	Verizon Communications Inc.	4.672%	3/15/2055	2,985	2,430
	Verizon Communications Inc.	5.875%	11/30/2055	6,645	6,458
	Verizon Communications Inc.	2.987%	10/30/2056	7,463	4,388
	Verizon Communications Inc.	3.000%	11/20/2060	3,538	2,026
	Verizon Communications Inc.	3.700%	3/22/2061	1,550	1,031
	Verizon Communications Inc.	6.000%	11/30/2065	4,397	4,266
	Vodafone Group plc	6.150%	2/27/2037	1,005	1,076
	Vodafone Group plc	5.250%	5/30/2048	2,105	1,892
	Vodafone Group plc	4.875%	6/19/2049	3,860	3,274
	Vodafone Group plc	4.250%	9/17/2050	1,414	1,087
	Vodafone Group plc	5.625%	2/10/2053	749	700
	Vodafone Group plc	5.750%	6/28/2054	3,547	3,346
	Vodafone Group plc	5.750%	2/10/2063	915	851
	Vodafone Group plc	5.875%	6/28/2064	855	809
	Walt Disney Co.	6.150%	3/1/2037	2,023	2,209
	Walt Disney Co.	6.650%	11/15/2037	1,115	1,255
	Walt Disney Co.	4.625%	3/23/2040	1,102	1,032
	Walt Disney Co.	3.500%	5/13/2040	4,859	3,974
	Walt Disney Co.	6.150%	2/15/2041	1,136	1,212
	Walt Disney Co.	5.400%	10/1/2043	1,819	1,783
	Walt Disney Co.	4.750%	9/15/2044	907	808
	Walt Disney Co.	4.750%	11/15/2046	1,777	1,568
	Walt Disney Co.	2.750%	9/1/2049	4,489	2,784
	Walt Disney Co.	4.700%	3/23/2050	779	678
	Walt Disney Co.	3.600%	1/13/2051	3,153	2,281
	Walt Disney Co.	3.800%	5/13/2060	2,850	2,027
					418,979
Consumer Discretionary (2.5%)
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	1,677	1,520
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	1,450	1,067
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	2,780	2,286
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	2,321	1,550
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	1,834	1,498
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	1,655	1,055
	Amazon.com Inc.	3.875%	8/22/2037	4,855	4,370
	Amazon.com Inc.	2.875%	5/12/2041	265	196
	Amazon.com Inc.	4.950%	12/5/2044	1,741	1,627
	Amazon.com Inc.	5.650%	3/13/2046	4,050	4,037
	Amazon.com Inc.	4.050%	8/22/2047	6,114	4,883
	Amazon.com Inc.	2.500%	6/3/2050	4,537	2,641
	Amazon.com Inc.	3.100%	5/12/2051	3,760	2,453
	Amazon.com Inc.	3.950%	4/13/2052	1,074	823
	Amazon.com Inc.	5.450%	11/20/2055	2,965	2,833
	Amazon.com Inc.	5.800%	3/13/2056	10,089	10,064
	Amazon.com Inc.	4.250%	8/22/2057	4,409	3,432
	Amazon.com Inc.	2.700%	6/3/2060	3,137	1,709
	Amazon.com Inc.	3.250%	5/12/2061	4,480	2,771
	Amazon.com Inc.	4.100%	4/13/2062	3,433	2,552
	Amazon.com Inc.	5.550%	11/20/2065	2,250	2,121
	Amazon.com Inc.	5.950%	3/13/2066	5,000	5,012
	Amazon.com Inc.	6.050%	3/13/2076	3,900	3,876
[1]	American University	3.672%	4/1/2049	605	451
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	655	527
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	965	884
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	2,212	1,364
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	795	595
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	581	559
	BorgWarner Inc.	4.375%	3/15/2045	798	653
[1]	Brown University	2.924%	9/1/2050	706	458
[1]	California Endowment	2.498%	4/1/2051	930	544
	California Institute of Technology	4.321%	8/1/2045	475	407
	California Institute of Technology	4.700%	11/1/2111	730	584
	California Institute of Technology	3.650%	9/1/2119	440	275
[1]	Case Western Reserve University	5.405%	6/1/2122	325	293
	Darden Restaurants Inc.	4.550%	2/15/2048	215	172
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	1,445	1,023
[1]	Duke University	2.682%	10/1/2044	584	434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Duke University	2.757%	10/1/2050	585	371
[1]	Duke University	2.832%	10/1/2055	904	559
	eBay Inc.	4.000%	7/15/2042	1,588	1,274
	eBay Inc.	3.650%	5/10/2051	1,330	938
[1]	Emory University	2.969%	9/1/2050	1,020	666
[1]	Ford Foundation	2.815%	6/1/2070	519	291
	Ford Motor Co.	4.750%	1/15/2043	4,298	3,244
	Ford Motor Co.	5.291%	12/8/2046	986	772
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	940	731
	General Motors Co.	6.600%	4/1/2036	1,046	1,112
	General Motors Co.	5.150%	4/1/2038	2,240	2,098
	General Motors Co.	6.250%	10/2/2043	3,671	3,608
	General Motors Co.	5.200%	4/1/2045	2,084	1,808
	General Motors Co.	6.750%	4/1/2046	481	497
	General Motors Co.	5.400%	4/1/2048	876	766
	General Motors Co.	5.950%	4/1/2049	3,695	3,454
[1]	George Washington University	4.300%	9/15/2044	750	632
	George Washington University	4.868%	9/15/2045	750	681
[1]	George Washington University	4.126%	9/15/2048	705	568
[1]	Georgetown University	4.315%	4/1/2049	948	776
[1]	Georgetown University	2.943%	4/1/2050	737	471
[1]	Georgetown University	5.215%	10/1/2118	615	537
	Harley-Davidson Inc.	4.625%	7/28/2045	1,561	1,218
	Hasbro Inc.	6.350%	3/15/2040	644	669
	Hasbro Inc.	5.100%	5/15/2044	792	718
	Home Depot Inc.	5.875%	12/16/2036	2,291	2,439
	Home Depot Inc.	3.300%	4/15/2040	2,295	1,834
	Home Depot Inc.	5.400%	9/15/2040	1,574	1,581
	Home Depot Inc.	5.950%	4/1/2041	945	995
	Home Depot Inc.	4.200%	4/1/2043	2,125	1,798
	Home Depot Inc.	4.875%	2/15/2044	1,886	1,723
	Home Depot Inc.	4.400%	3/15/2045	1,987	1,683
	Home Depot Inc.	4.250%	4/1/2046	3,662	3,024
	Home Depot Inc.	3.900%	6/15/2047	2,176	1,686
	Home Depot Inc.	4.500%	12/6/2048	970	815
	Home Depot Inc.	3.125%	12/15/2049	2,681	1,776
	Home Depot Inc.	3.350%	4/15/2050	1,931	1,332
	Home Depot Inc.	2.375%	3/15/2051	1,758	984
	Home Depot Inc.	2.750%	9/15/2051	2,300	1,384
	Home Depot Inc.	3.625%	4/15/2052	1,893	1,350
	Home Depot Inc.	4.950%	9/15/2052	954	849
	Home Depot Inc.	5.300%	6/25/2054	1,586	1,484
	Home Depot Inc.	3.500%	9/15/2056	928	633
	Home Depot Inc.	5.400%	6/25/2064	1,242	1,165
[1]	Howard University	5.209%	10/1/2052	675	562
	JD.com Inc.	4.125%	1/14/2050	670	549
[1]	Johns Hopkins University	4.083%	7/1/2053	460	367
[1]	Johns Hopkins University	2.813%	1/1/2060	583	338
	Lear Corp.	5.250%	5/15/2049	725	646
	Lear Corp.	3.550%	1/15/2052	612	405
	Leggett & Platt Inc.	3.500%	11/15/2051	954	593
	Leland Stanford Junior University	3.647%	5/1/2048	672	520
	Leland Stanford Junior University	2.413%	6/1/2050	810	483
	Lowe's Cos. Inc.	5.000%	4/15/2040	185	175
	Lowe's Cos. Inc.	2.800%	9/15/2041	1,552	1,093
	Lowe's Cos. Inc.	3.700%	4/15/2046	1,942	1,432
	Lowe's Cos. Inc.	4.050%	5/3/2047	3,435	2,636
	Lowe's Cos. Inc.	4.550%	4/5/2049	2,031	1,660
	Lowe's Cos. Inc.	5.125%	4/15/2050	785	693
	Lowe's Cos. Inc.	3.000%	10/15/2050	1,217	751
	Lowe's Cos. Inc.	3.500%	4/1/2051	2,181	1,482
	Lowe's Cos. Inc.	4.250%	4/1/2052	2,233	1,710
	Lowe's Cos. Inc.	5.625%	4/15/2053	900	850
	Lowe's Cos. Inc.	5.750%	7/1/2053	1,117	1,077
	Lowe's Cos. Inc.	4.450%	4/1/2062	2,665	2,016
	Lowe's Cos. Inc.	5.800%	9/15/2062	1,093	1,043
	Lowe's Cos. Inc.	5.850%	4/1/2063	815	781
	Marriott International Inc.	5.250%	10/15/2035	2	2
	Marriott International Inc.	5.500%	4/15/2037	997	993
	Marriott International Inc.	5.100%	5/1/2038	1,000	950

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Masco Corp.	4.500%	5/15/2047	689	568
	Masco Corp.	3.125%	2/15/2051	570	364
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	956	637
[1]	Massachusetts Institute of Technology	2.294%	7/1/2051	837	469
	Massachusetts Institute of Technology	3.067%	4/1/2052	570	381
	Massachusetts Institute of Technology	5.618%	6/1/2055	750	761
	Massachusetts Institute of Technology	5.600%	7/1/2111	1,225	1,199
	Massachusetts Institute of Technology	4.678%	7/1/2114	740	605
	Massachusetts Institute of Technology	3.885%	7/1/2116	441	301
	McDonald's Corp.	5.000%	2/13/2036	200	199
[1]	McDonald's Corp.	6.300%	10/15/2037	1,359	1,490
[1]	McDonald's Corp.	6.300%	3/1/2038	1,986	2,165
[1]	McDonald's Corp.	5.700%	2/1/2039	1,432	1,484
[1]	McDonald's Corp.	4.875%	7/15/2040	955	897
[1]	McDonald's Corp.	3.700%	2/15/2042	934	749
[1]	McDonald's Corp.	3.625%	5/1/2043	740	569
[1]	McDonald's Corp.	4.600%	5/26/2045	1,246	1,074
[1]	McDonald's Corp.	4.875%	12/9/2045	2,683	2,389
[1]	McDonald's Corp.	4.450%	3/1/2047	2,083	1,734
[1]	McDonald's Corp.	4.450%	9/1/2048	1,179	972
[1]	McDonald's Corp.	3.625%	9/1/2049	1,190	857
[1]	McDonald's Corp.	4.200%	4/1/2050	1,160	915
[1]	McDonald's Corp.	5.150%	9/9/2052	1,562	1,412
	McDonald's Corp.	5.450%	8/14/2053	657	623
	NIKE Inc.	3.250%	3/27/2040	513	404
	NIKE Inc.	3.625%	5/1/2043	980	764
	NIKE Inc.	3.875%	11/1/2045	1,319	1,033
	NIKE Inc.	3.375%	11/1/2046	999	714
[1]	Northeastern University	2.894%	10/1/2050	745	488
	Northwestern University	4.940%	12/1/2035	915	920
[1]	Northwestern University	4.643%	12/1/2044	684	642
[1]	Northwestern University	2.640%	12/1/2050	434	269
[1]	Northwestern University	3.662%	12/1/2057	472	340
	Owens Corning	7.000%	12/1/2036	1,155	1,289
	Owens Corning	4.300%	7/15/2047	1,604	1,273
	Owens Corning	4.400%	1/30/2048	752	604
	Owens Corning	5.950%	6/15/2054	945	936
	President & Fellows of Harvard College	4.875%	10/15/2040	508	491
	President & Fellows of Harvard College	3.150%	7/15/2046	910	655
	President & Fellows of Harvard College	2.517%	10/15/2050	797	480
	President & Fellows of Harvard College	3.745%	11/15/2052	1,023	773
	President & Fellows of Harvard College	3.300%	7/15/2056	750	511
[1]	Rockefeller Foundation	2.492%	10/1/2050	685	410
	Royal Caribbean Cruises Ltd.	5.250%	2/27/2038	2,575	2,448
	Sekisui House US Inc.	6.000%	1/15/2043	1,823	1,663
	Snap-on Inc.	4.100%	3/1/2048	749	596
	Snap-on Inc.	3.100%	5/1/2050	1,020	676
	Stanley Black & Decker Inc.	5.200%	9/1/2040	1,360	1,268
	Stanley Black & Decker Inc.	4.850%	11/15/2048	978	820
	Stanley Black & Decker Inc.	2.750%	11/15/2050	740	419
	Starbucks Corp.	4.300%	6/15/2045	480	391
	Starbucks Corp.	3.750%	12/1/2047	1,202	886
	Starbucks Corp.	4.500%	11/15/2048	1,585	1,306
	Starbucks Corp.	4.450%	8/15/2049	1,250	1,018
	Starbucks Corp.	3.500%	11/15/2050	1,105	761
	Thomas Jefferson University	3.847%	11/1/2057	650	457
	TJX Cos. Inc.	4.500%	4/15/2050	482	412
[1]	Trustees of Boston College	3.129%	7/1/2052	445	300
	Trustees of Princeton University	5.700%	3/1/2039	59	63
[1]	Trustees of Princeton University	2.516%	7/1/2050	1,125	690
	Trustees of Princeton University	4.201%	3/1/2052	740	609
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	1,002	585
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	505	406
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	440	276
[1]	University of Chicago	2.761%	4/1/2045	695	545
[1]	University of Chicago	2.547%	4/1/2050	488	313
[1]	University of Chicago	4.003%	10/1/2053	123	96
[1]	University of Miami	4.063%	4/1/2052	685	535
[1]	University of Notre Dame du Lac	3.438%	2/15/2045	712	544
[1]	University of Notre Dame du Lac	3.394%	2/15/2048	573	422

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	University of Southern California	3.028%	10/1/2039	566	460
[1]	University of Southern California	3.841%	10/1/2047	798	628
	University of Southern California	2.805%	10/1/2050	691	433
[1]	University of Southern California	2.945%	10/1/2051	540	347
	University of Southern California	4.976%	10/1/2053	220	201
	University of Southern California	5.250%	10/1/2111	425	386
[1]	University of Southern California	3.226%	10/1/2120	381	213
[1]	Washington University	3.524%	4/15/2054	800	573
	Washington University	4.349%	4/15/2122	755	564
[1]	William Marsh Rice University	3.574%	5/15/2045	499	393
[1]	William Marsh Rice University	3.774%	5/15/2055	585	439
[1]	Yale University	2.402%	4/15/2050	707	420
					213,772
Consumer Staples (2.8%)
	Altria Group Inc.	5.800%	2/14/2039	4,682	4,702
	Altria Group Inc.	3.400%	2/4/2041	1,049	792
	Altria Group Inc.	4.250%	8/9/2042	1,312	1,069
	Altria Group Inc.	4.500%	5/2/2043	841	699
	Altria Group Inc.	3.875%	9/16/2046	3,553	2,613
	Altria Group Inc.	5.950%	2/14/2049	300	291
	Altria Group Inc.	4.450%	5/6/2050	2,450	1,915
	Altria Group Inc.	3.700%	2/4/2051	3,752	2,579
	Altria Group Inc.	6.200%	2/14/2059	230	227
	Altria Group Inc.	4.000%	2/4/2061	900	629
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	15,304	13,798
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	4,089	3,687
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	350	326
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	3,412	4,291
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	5,665	5,757
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	957	1,196
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	2,133	1,989
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	2,551	2,135
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	6,939	6,726
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/2058	275	234
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	2,850	2,860
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	412	314
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	530	447
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	1,520	908
	BAT Capital Corp.	4.390%	8/15/2037	4,390	3,989
	BAT Capital Corp.	7.079%	8/2/2043	1,570	1,727
	BAT Capital Corp.	4.540%	8/15/2047	4,699	3,805
	BAT Capital Corp.	4.758%	9/6/2049	950	786
	BAT Capital Corp.	5.282%	4/2/2050	859	761
	BAT Capital Corp.	5.650%	3/16/2052	1,735	1,608
	BAT Capital Corp.	7.081%	8/2/2053	2,146	2,374
	BAT Capital Corp.	6.250%	8/15/2055	235	237
	Brown-Forman Corp.	4.500%	7/15/2045	1,130	953
	Campbell's Co.	4.800%	3/15/2048	1,517	1,194
	Campbell's Co.	3.125%	4/24/2050	908	543
	Church & Dwight Co. Inc.	3.950%	8/1/2047	945	740
	Church & Dwight Co. Inc.	5.000%	6/15/2052	750	672
	Coca-Cola Co.	2.500%	6/1/2040	1,595	1,168
	Coca-Cola Co.	2.875%	5/5/2041	1,880	1,417
	Coca-Cola Co.	4.200%	3/25/2050	1,825	1,498
	Coca-Cola Co.	2.600%	6/1/2050	3,600	2,183
	Coca-Cola Co.	3.000%	3/5/2051	1,370	896
	Coca-Cola Co.	2.500%	3/15/2051	1,959	1,150
	Coca-Cola Co.	5.300%	5/13/2054	1,006	963
	Coca-Cola Co.	5.200%	1/14/2055	1,606	1,520
	Coca-Cola Co.	2.750%	6/1/2060	2,170	1,241
	Coca-Cola Co.	5.400%	5/13/2064	2,020	1,918
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	1,090	1,041
[1]	Colgate-Palmolive Co.	3.700%	8/1/2047	885	684
	Conagra Brands Inc.	5.300%	11/1/2038	2,739	2,549
	Constellation Brands Inc.	4.500%	5/9/2047	1,240	1,010
	Constellation Brands Inc.	4.100%	2/15/2048	1,115	854
	Constellation Brands Inc.	5.250%	11/15/2048	612	550
	Constellation Brands Inc.	3.750%	5/1/2050	755	543
	Diageo Capital plc	5.875%	9/30/2036	1,265	1,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diageo Investment Corp.	4.250%	5/11/2042	277	236
	Dollar General Corp.	4.125%	4/3/2050	1,532	1,154
	Dollar General Corp.	5.500%	11/1/2052	550	510
	Dollar Tree Inc.	3.375%	12/1/2051	1,208	781
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	828	878
	Estee Lauder Cos. Inc.	4.375%	6/15/2045	365	298
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	325	251
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	780	494
	Estee Lauder Cos. Inc.	5.150%	5/15/2053	295	257
	Flowers Foods Inc.	6.200%	3/15/2055	180	146
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	150	129
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	1,000	715
	General Mills Inc.	3.000%	2/1/2051	1,344	824
	Haleon US Capital LLC	4.000%	3/24/2052	1,536	1,179
	Hershey Co.	3.125%	11/15/2049	825	556
	Hormel Foods Corp.	3.050%	6/3/2051	1,035	661
	Ingredion Inc.	3.900%	6/1/2050	555	411
	J M Smucker Co.	6.500%	11/15/2043	975	1,017
	J M Smucker Co.	6.500%	11/15/2053	1,570	1,630
[3,4]	JBS NV	5.625%	3/10/2037	1,700	1,702
	JBS NV	4.375%	2/2/2052	1,229	934
	JBS NV	6.500%	12/1/2052	2,937	2,968
	JBS NV	7.250%	11/15/2053	2,576	2,831
	JBS NV	6.375%	2/25/2055	1,255	1,248
	JBS NV	6.250%	3/1/2056	2,715	2,657
[3,4]	JBS NV	6.400%	5/10/2057	1,550	1,539
	JBS NV	6.375%	4/15/2066	1,095	1,071
	Kellanova	4.500%	4/1/2046	1,379	1,170
	Kellanova	5.750%	5/16/2054	590	574
	Kenvue Inc.	5.100%	3/22/2043	1,187	1,122
	Kenvue Inc.	5.050%	3/22/2053	2,445	2,208
	Kenvue Inc.	5.200%	3/22/2063	945	847
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	1,465	1,184
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	650	508
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	906	631
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	790	507
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	2,131	1,656
	Kimberly-Clark Corp.	6.625%	8/1/2037	1,512	1,713
	Kimberly-Clark Corp.	5.300%	3/1/2041	574	571
	Kimberly-Clark Corp.	3.200%	7/30/2046	1,508	1,055
	Kimberly-Clark Corp.	2.875%	2/7/2050	569	367
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	1,075	1,075
	Kraft Heinz Foods Co.	6.875%	1/26/2039	1,495	1,619
	Kraft Heinz Foods Co.	6.500%	2/9/2040	700	731
	Kraft Heinz Foods Co.	5.000%	6/4/2042	2,655	2,333
	Kraft Heinz Foods Co.	5.200%	7/15/2045	2,826	2,468
	Kraft Heinz Foods Co.	4.375%	6/1/2046	4,011	3,129
	Kraft Heinz Foods Co.	4.875%	10/1/2049	3,145	2,566
	Kraft Heinz Foods Co.	5.500%	6/1/2050	1,126	1,004
	Kroger Co.	6.900%	4/15/2038	579	656
	Kroger Co.	5.400%	7/15/2040	1,169	1,142
	Kroger Co.	5.150%	8/1/2043	649	602
	Kroger Co.	3.875%	10/15/2046	841	636
	Kroger Co.	4.450%	2/1/2047	2,719	2,232
	Kroger Co.	4.650%	1/15/2048	1,135	949
	Kroger Co.	3.950%	1/15/2050	1,632	1,213
	Kroger Co.	5.500%	9/15/2054	3,185	2,959
	Kroger Co.	5.650%	9/15/2064	1,640	1,524
	McCormick & Co. Inc.	4.200%	8/15/2047	471	365
	Mead Johnson Nutrition Co.	4.600%	6/1/2044	749	647
	Molson Coors Beverage Co.	5.000%	5/1/2042	1,007	905
	Molson Coors Beverage Co.	4.200%	7/15/2046	2,851	2,224
	Mondelez International Inc.	2.625%	9/4/2050	1,699	992
	PepsiCo Inc.	4.875%	11/1/2040	200	193
	PepsiCo Inc.	2.625%	10/21/2041	2,455	1,755
	PepsiCo Inc.	4.000%	3/5/2042	1,543	1,303
	PepsiCo Inc.	3.600%	8/13/2042	830	667
	PepsiCo Inc.	4.450%	4/14/2046	2,244	1,944
	PepsiCo Inc.	3.450%	10/6/2046	2,206	1,636
	PepsiCo Inc.	4.000%	5/2/2047	1,073	859

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	3.375%	7/29/2049	1,560	1,103
	PepsiCo Inc.	2.875%	10/15/2049	1,284	826
	PepsiCo Inc.	3.625%	3/19/2050	108	80
	PepsiCo Inc.	2.750%	10/21/2051	874	537
	PepsiCo Inc.	5.250%	7/17/2054	300	287
	PepsiCo Inc.	3.875%	3/19/2060	695	517
	Philip Morris International Inc.	6.375%	5/16/2038	2,438	2,661
	Philip Morris International Inc.	4.375%	11/15/2041	1,470	1,277
	Philip Morris International Inc.	4.500%	3/20/2042	952	831
	Philip Morris International Inc.	4.125%	3/4/2043	3,241	2,682
	Philip Morris International Inc.	4.875%	11/15/2043	1,682	1,512
	Philip Morris International Inc.	4.250%	11/10/2044	1,926	1,595
	Procter & Gamble Co.	5.550%	3/5/2037	112	119
	Procter & Gamble Co.	3.550%	3/25/2040	856	729
	Procter & Gamble Co.	3.500%	10/25/2047	1,028	783
	Procter & Gamble Co.	3.600%	3/25/2050	190	143
	Reynolds American Inc.	7.250%	6/15/2037	647	737
	Reynolds American Inc.	6.150%	9/15/2043	1,425	1,433
	Reynolds American Inc.	5.850%	8/15/2045	3,467	3,355
	Sysco Corp.	6.600%	4/1/2040	275	292
	Sysco Corp.	4.500%	4/1/2046	585	475
	Sysco Corp.	4.450%	3/15/2048	1,530	1,208
	Sysco Corp.	3.300%	2/15/2050	1,155	752
	Sysco Corp.	6.600%	4/1/2050	2,107	2,175
	Sysco Corp.	3.150%	12/14/2051	4	2
	Target Corp.	5.250%	2/15/2036	411	416
	Target Corp.	6.500%	10/15/2037	971	1,086
	Target Corp.	7.000%	1/15/2038	990	1,146
	Target Corp.	4.000%	7/1/2042	1,030	855
	Target Corp.	3.625%	4/15/2046	1,182	889
	Target Corp.	3.900%	11/15/2047	1,068	831
	Target Corp.	2.950%	1/15/2052	1,450	915
	Target Corp.	4.800%	1/15/2053	1,073	941
	Tyson Foods Inc.	4.550%	6/2/2047	1,083	910
	Tyson Foods Inc.	5.100%	9/28/2048	3,140	2,823
[1]	Unilever Capital Corp.	2.625%	8/12/2051	1,002	606
	Walmart Inc.	6.500%	8/15/2037	15	17
	Walmart Inc.	6.200%	4/15/2038	1,124	1,251
	Walmart Inc.	3.950%	6/28/2038	865	799
	Walmart Inc.	5.625%	4/1/2040	1,047	1,104
	Walmart Inc.	5.000%	10/25/2040	2,314	2,332
	Walmart Inc.	5.625%	4/15/2041	1,050	1,102
	Walmart Inc.	4.000%	4/11/2043	1,001	854
	Walmart Inc.	3.625%	12/15/2047	927	713
	Walmart Inc.	4.050%	6/29/2048	4,709	3,848
	Walmart Inc.	2.950%	9/24/2049	925	617
	Walmart Inc.	2.650%	9/22/2051	3,110	1,915
	Walmart Inc.	4.500%	9/9/2052	1,962	1,696
	Walmart Inc.	4.500%	4/15/2053	495	428
					237,820
Energy (3.9%)
[1]	APA Corp.	5.100%	9/1/2040	445	400
	APA Corp.	6.750%	2/15/2055	1,560	1,567
	Baker Hughes Holdings LLC	5.000%	6/15/2036	2,895	2,841
	Baker Hughes Holdings LLC	5.125%	9/15/2040	1,927	1,845
	Baker Hughes Holdings LLC	5.850%	6/15/2056	3,766	3,682
	BP Capital Markets America Inc.	3.060%	6/17/2041	3,667	2,762
	BP Capital Markets America Inc.	3.000%	2/24/2050	4,309	2,777
	BP Capital Markets America Inc.	2.772%	11/10/2050	4,186	2,568
	BP Capital Markets America Inc.	2.939%	6/4/2051	4,030	2,539
	BP Capital Markets America Inc.	3.001%	3/17/2052	4,120	2,608
	BP Capital Markets America Inc.	3.379%	2/8/2061	2,942	1,901
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	1,335	1,426
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	1,005	1,057
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	560	609
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	1,719	1,499
	Cenovus Energy Inc.	5.250%	6/15/2037	966	934
	Cenovus Energy Inc.	6.750%	11/15/2039	850	926
	Cenovus Energy Inc.	5.400%	6/15/2047	896	810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cenovus Energy Inc.	3.750%	2/15/2052	810	566
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	2,579	2,184
[3]	Cheniere Energy Inc.	5.200%	7/30/2036	857	848
[3]	Cheniere Energy Inc.	6.000%	7/30/2056	1,000	996
	Chevron USA Inc.	5.250%	11/15/2043	617	612
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	1,600	1,452
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	1,850	1,407
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	1,814	2,096
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	865	845
	ConocoPhillips	5.900%	5/15/2038	1,512	1,600
	ConocoPhillips	6.500%	2/1/2039	3,327	3,681
	ConocoPhillips	4.875%	10/1/2047	1,395	1,229
	ConocoPhillips Co.	3.758%	3/15/2042	1,510	1,217
	ConocoPhillips Co.	4.300%	11/15/2044	1,936	1,623
	ConocoPhillips Co.	5.950%	3/15/2046	50	51
	ConocoPhillips Co.	3.800%	3/15/2052	2,297	1,679
	ConocoPhillips Co.	5.300%	5/15/2053	2,807	2,597
	ConocoPhillips Co.	5.550%	3/15/2054	950	910
	ConocoPhillips Co.	5.500%	1/15/2055	1,210	1,156
	ConocoPhillips Co.	4.025%	3/15/2062	3,490	2,513
	ConocoPhillips Co.	5.700%	9/15/2063	1,252	1,205
	Continental Resources Inc.	4.900%	6/1/2044	1,077	851
	Coterra Energy Inc.	5.900%	2/15/2055	940	896
	DCP Midstream Operating LP	5.600%	4/1/2044	755	718
	Devon Energy Corp.	5.600%	7/15/2041	1,967	1,904
	Devon Energy Corp.	5.000%	6/15/2045	2,390	2,096
	Devon Energy Corp.	5.750%	9/15/2054	905	851
	Diamondback Energy Inc.	4.400%	3/24/2051	1,175	937
	Diamondback Energy Inc.	4.250%	3/15/2052	937	725
	Diamondback Energy Inc.	5.750%	4/18/2054	3,020	2,860
	Diamondback Energy Inc.	5.900%	4/18/2064	2,321	2,204
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	1,705	1,604
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	520	528
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	450	394
	Enbridge Energy Partners LP	5.500%	9/15/2040	805	787
	Enbridge Energy Partners LP	7.375%	10/15/2045	990	1,131
	Enbridge Inc.	4.500%	6/10/2044	762	636
	Enbridge Inc.	5.500%	12/1/2046	822	784
	Enbridge Inc.	3.400%	8/1/2051	4,170	2,794
	Enbridge Inc.	6.700%	11/15/2053	887	964
	Enbridge Inc.	5.950%	4/5/2054	2,141	2,127
	Energy Transfer LP	6.625%	10/15/2036	498	539
[1]	Energy Transfer LP	5.800%	6/15/2038	1,074	1,088
	Energy Transfer LP	7.500%	7/1/2038	935	1,071
	Energy Transfer LP	6.050%	6/1/2041	1,709	1,712
	Energy Transfer LP	6.500%	2/1/2042	1,105	1,150
	Energy Transfer LP	6.100%	2/15/2042	575	569
	Energy Transfer LP	5.150%	2/1/2043	654	579
	Energy Transfer LP	5.950%	10/1/2043	700	681
	Energy Transfer LP	5.000%	5/15/2044	699	607
	Energy Transfer LP	5.150%	3/15/2045	833	727
	Energy Transfer LP	6.125%	12/15/2045	1,293	1,264
	Energy Transfer LP	5.300%	4/15/2047	1,590	1,403
	Energy Transfer LP	5.400%	10/1/2047	2,303	2,047
	Energy Transfer LP	6.000%	6/15/2048	1,301	1,250
	Energy Transfer LP	6.250%	4/15/2049	5,146	5,046
	Energy Transfer LP	5.000%	5/15/2050	1,834	1,521
	Energy Transfer LP	5.950%	5/15/2054	3,700	3,473
	Energy Transfer LP	6.050%	9/1/2054	2,323	2,212
	Energy Transfer LP	6.200%	4/1/2055	2,122	2,060
	Energy Transfer LP	6.300%	1/15/2056	625	617
	Enterprise Products Operating LLC	7.550%	4/15/2038	945	1,118
	Enterprise Products Operating LLC	6.125%	10/15/2039	1,030	1,096
	Enterprise Products Operating LLC	5.700%	2/15/2042	865	867
	Enterprise Products Operating LLC	4.850%	8/15/2042	1,246	1,135
	Enterprise Products Operating LLC	4.450%	2/15/2043	1,028	890
	Enterprise Products Operating LLC	4.850%	3/15/2044	863	779
	Enterprise Products Operating LLC	5.100%	2/15/2045	4,185	3,870
	Enterprise Products Operating LLC	4.900%	5/15/2046	1,238	1,105
	Enterprise Products Operating LLC	4.250%	2/15/2048	2,545	2,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	4.800%	2/1/2049	1,024	891
	Enterprise Products Operating LLC	4.200%	1/31/2050	1,410	1,119
	Enterprise Products Operating LLC	3.700%	1/31/2051	1,000	723
	Enterprise Products Operating LLC	3.200%	2/15/2052	2,459	1,608
	Enterprise Products Operating LLC	3.300%	2/15/2053	3,331	2,203
	Enterprise Products Operating LLC	4.950%	10/15/2054	747	655
	Enterprise Products Operating LLC	5.550%	2/16/2055	2,915	2,803
	Enterprise Products Operating LLC	3.950%	1/31/2060	2,454	1,768
	EOG Resources Inc.	4.950%	4/15/2050	998	881
	EOG Resources Inc.	5.650%	12/1/2054	815	794
	EOG Resources Inc.	5.950%	7/15/2055	1,425	1,446
	Exxon Mobil Corp.	2.995%	8/16/2039	2,013	1,598
	Exxon Mobil Corp.	4.227%	3/19/2040	4,047	3,665
	Exxon Mobil Corp.	3.567%	3/6/2045	1,669	1,290
	Exxon Mobil Corp.	4.114%	3/1/2046	2,772	2,285
	Exxon Mobil Corp.	3.095%	8/16/2049	2,375	1,601
	Exxon Mobil Corp.	4.327%	3/19/2050	4,960	4,122
	Exxon Mobil Corp.	3.452%	4/15/2051	4,479	3,189
	Halliburton Co.	6.700%	9/15/2038	2,345	2,573
	Halliburton Co.	4.500%	11/15/2041	895	775
	Halliburton Co.	4.750%	8/1/2043	2,261	1,977
	Halliburton Co.	5.000%	11/15/2045	3,749	3,324
	Hess Corp.	6.000%	1/15/2040	1,261	1,332
	Hess Corp.	5.600%	2/15/2041	2,592	2,639
	Hess Corp.	5.800%	4/1/2047	440	444
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	1,161	1,297
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	881	941
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	1,048	1,121
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	1,000	971
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	842	759
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	695	609
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	1,075	964
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	891	842
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	1,075	997
	Kinder Morgan Inc.	5.550%	6/1/2045	3,164	3,017
	Kinder Morgan Inc.	5.050%	2/15/2046	1,183	1,055
	Kinder Morgan Inc.	5.200%	3/1/2048	2,626	2,365
	Kinder Morgan Inc.	3.250%	8/1/2050	779	506
	Kinder Morgan Inc.	3.600%	2/15/2051	955	658
	Kinder Morgan Inc.	5.450%	8/1/2052	290	267
	Kinder Morgan Inc.	5.950%	8/1/2054	2,666	2,644
	Marathon Petroleum Corp.	6.500%	3/1/2041	2,780	2,960
	Marathon Petroleum Corp.	4.750%	9/15/2044	1,877	1,598
	Marathon Petroleum Corp.	5.000%	9/15/2054	1,906	1,597
	MPLX LP	5.300%	4/1/2036	1,550	1,528
	MPLX LP	4.500%	4/15/2038	884	795
	MPLX LP	5.200%	3/1/2047	719	635
	MPLX LP	5.200%	12/1/2047	1,430	1,256
	MPLX LP	4.700%	4/15/2048	1,895	1,543
	MPLX LP	5.500%	2/15/2049	2,981	2,699
	MPLX LP	4.950%	3/14/2052	1,857	1,542
	MPLX LP	5.650%	3/1/2053	865	791
	MPLX LP	5.950%	4/1/2055	751	716
	MPLX LP	6.200%	9/15/2055	1,550	1,528
	MPLX LP	6.100%	4/1/2056	715	694
	MPLX LP	4.900%	4/15/2058	435	352
	NOV Inc.	3.950%	12/1/2042	1,003	788
	Occidental Petroleum Corp.	6.450%	9/15/2036	3,645	3,891
	Occidental Petroleum Corp.	7.950%	6/15/2039	505	590
	Occidental Petroleum Corp.	6.200%	3/15/2040	1,571	1,602
	Occidental Petroleum Corp.	6.600%	3/15/2046	2,193	2,268
	Occidental Petroleum Corp.	4.200%	3/15/2048	525	392
	Occidental Petroleum Corp.	6.050%	10/1/2054	955	928
	ONEOK Inc.	5.150%	10/15/2043	820	727
	ONEOK Inc.	5.600%	4/1/2044	510	469
	ONEOK Inc.	5.050%	4/1/2045	548	470
	ONEOK Inc.	4.250%	9/15/2046	1,240	947
	ONEOK Inc.	5.450%	6/1/2047	1,140	1,028
	ONEOK Inc.	4.950%	7/13/2047	1,490	1,265
	ONEOK Inc.	5.200%	7/15/2048	1,530	1,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	4.450%	9/1/2049	930	736
	ONEOK Inc.	3.950%	3/1/2050	1,764	1,246
	ONEOK Inc.	6.625%	9/1/2053	2,180	2,239
	ONEOK Inc.	5.700%	11/1/2054	1,903	1,736
	ONEOK Inc.	6.250%	10/15/2055	2,775	2,721
	ONEOK Inc.	5.850%	11/1/2064	1,425	1,302
	ONEOK Partners LP	6.650%	10/1/2036	1,475	1,588
	ONEOK Partners LP	6.200%	9/15/2043	946	945
	Ovintiv Inc.	6.625%	8/15/2037	1,093	1,164
	Ovintiv Inc.	6.500%	2/1/2038	1,060	1,112
	Phillips 66	5.875%	5/1/2042	3,835	3,839
	Phillips 66	4.875%	11/15/2044	1,398	1,215
	Phillips 66	3.300%	3/15/2052	1,805	1,166
	Phillips 66 Co.	4.680%	2/15/2045	580	488
	Phillips 66 Co.	4.900%	10/1/2046	1,856	1,606
	Phillips 66 Co.	5.650%	6/15/2054	250	233
	Plains All American Pipeline LP	6.650%	1/15/2037	840	904
	Plains All American Pipeline LP	5.150%	6/1/2042	775	697
	Plains All American Pipeline LP	4.300%	1/31/2043	220	178
	Plains All American Pipeline LP	4.700%	6/15/2044	1,313	1,114
	Plains All American Pipeline LP	4.900%	2/15/2045	1,190	1,028
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	930	971
[3]	Shell Finance US Inc.	6.375%	12/15/2038	1,386	1,524
[1]	Shell Finance US Inc.	4.375%	5/11/2045	4,665	3,965
[1]	Shell Finance US Inc.	4.000%	5/10/2046	3,983	3,166
[1]	Shell Finance US Inc.	3.750%	9/12/2046	1,762	1,347
[3]	Shell Finance US Inc.	3.125%	11/7/2049	75	50
[1]	Shell Finance US Inc.	3.250%	4/6/2050	2,722	1,851
[3]	Shell Finance US Inc.	3.000%	11/26/2051	2,390	1,527
	Shell International Finance BV	2.875%	11/26/2041	3,469	2,520
	Shell International Finance BV	3.625%	8/21/2042	1,417	1,115
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	840	800
	Spectra Energy Partners LP	5.950%	9/25/2043	782	777
	Spectra Energy Partners LP	4.500%	3/15/2045	1,348	1,129
	Suncor Energy Inc.	6.800%	5/15/2038	754	823
	Suncor Energy Inc.	6.850%	6/1/2039	1,927	2,108
	Suncor Energy Inc.	4.000%	11/15/2047	965	728
	Suncor Energy Inc.	3.750%	3/4/2051	875	616
	Targa Resources Corp.	5.400%	7/30/2036	1,620	1,608
	Targa Resources Corp.	4.950%	4/15/2052	1,310	1,095
	Targa Resources Corp.	6.500%	2/15/2053	1,505	1,544
	Targa Resources Corp.	6.125%	5/15/2055	2,216	2,168
	TotalEnergies Capital International SA	3.461%	7/12/2049	1,810	1,277
	TotalEnergies Capital International SA	3.127%	5/29/2050	4,014	2,650
	TotalEnergies Capital International SA	3.386%	6/29/2060	2,833	1,817
	TotalEnergies Capital SA	5.488%	4/5/2054	791	759
	TotalEnergies Capital SA	5.275%	9/10/2054	850	791
	TotalEnergies Capital SA	5.638%	4/5/2064	2,602	2,501
	TotalEnergies Capital SA	5.425%	9/10/2064	2,115	1,966
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	2,333	2,472
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	2,769	3,154
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	3,405	3,542
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	1,410	1,356
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	685	589
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	1,275	1,065
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	1,439	1,085
[3]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	556	543
	Valero Energy Corp.	6.625%	6/15/2037	2,230	2,439
	Valero Energy Corp.	4.900%	3/15/2045	440	385
	Valero Energy Corp.	3.650%	12/1/2051	175	119
	Valero Energy Corp.	4.000%	6/1/2052	355	258
	Western Midstream Operating LP	5.300%	3/1/2048	1,785	1,508
	Western Midstream Operating LP	5.500%	8/15/2048	1,025	886
	Western Midstream Operating LP	5.250%	2/1/2050	3,067	2,586
	Williams Cos. Inc.	6.300%	4/15/2040	2,295	2,429
	Williams Cos. Inc.	5.400%	3/4/2044	1,430	1,332
	Williams Cos. Inc.	5.750%	6/24/2044	950	926
	Williams Cos. Inc.	5.100%	9/15/2045	3,100	2,803
	Williams Cos. Inc.	4.850%	3/1/2048	1,457	1,246
	Williams Cos. Inc.	3.500%	10/15/2051	1,750	1,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	5.300%	8/15/2052	800	721
	Williams Cos. Inc.	5.800%	11/15/2054	1,147	1,106
	Williams Cos. Inc.	6.000%	3/15/2055	805	798
	Williams Cos. Inc.	5.950%	3/15/2056	1,289	1,269
	Woodside Finance Ltd.	5.700%	9/12/2054	895	839
					340,292
Financials (5.8%)
	AerCap Ireland Capital DAC	3.850%	10/29/2041	2,786	2,226
	Affiliated Managers Group Inc.	5.500%	2/15/2036	528	520
	Aflac Inc.	4.000%	10/15/2046	1,324	1,038
	Alleghany Corp.	4.900%	9/15/2044	280	249
	Alleghany Corp.	3.250%	8/15/2051	1,190	783
	Allstate Corp.	5.950%	4/1/2036	630	666
	Allstate Corp.	4.500%	6/15/2043	1,125	959
	Allstate Corp.	4.200%	12/15/2046	894	708
	Allstate Corp.	3.850%	8/10/2049	598	444
[1]	Allstate Corp.	6.500%	5/15/2057	795	812
	American Express Co.	4.050%	12/3/2042	1,633	1,356
	American Financial Group Inc.	4.500%	6/15/2047	1,010	815
	American International Group Inc.	4.500%	7/16/2044	990	843
	American International Group Inc.	4.800%	7/10/2045	400	353
	American International Group Inc.	4.750%	4/1/2048	1,238	1,072
	American International Group Inc.	4.375%	6/30/2050	1,975	1,600
	Aon Corp.	6.250%	9/30/2040	169	180
	Aon Corp.	2.900%	8/23/2051	1,262	767
	Aon Corp.	3.900%	2/28/2052	1,712	1,245
	Aon Global Ltd.	4.600%	6/14/2044	900	762
	Aon Global Ltd.	4.750%	5/15/2045	859	741
	Aon North America Inc.	5.750%	3/1/2054	3,577	3,445
	Apollo Global Management Inc.	5.800%	5/21/2054	1,370	1,272
	Arch Capital Finance LLC	5.031%	12/15/2046	975	881
	Arch Capital Group Ltd.	3.635%	6/30/2050	1,149	820
	Arch Capital Group US Inc.	5.144%	11/1/2043	926	854
	Ares Management Corp.	5.600%	10/11/2054	1,059	933
	Arthur J Gallagher & Co.	3.500%	5/20/2051	1,467	1,000
	Arthur J Gallagher & Co.	3.050%	3/9/2052	1,700	1,047
	Arthur J Gallagher & Co.	5.750%	3/2/2053	970	928
	Arthur J Gallagher & Co.	6.750%	2/15/2054	980	1,059
	Arthur J Gallagher & Co.	5.750%	7/15/2054	880	843
	Arthur J Gallagher & Co.	5.550%	2/15/2055	1,260	1,175
	Athene Holding Ltd.	3.950%	5/25/2051	685	463
	Athene Holding Ltd.	3.450%	5/15/2052	1,885	1,148
	Athene Holding Ltd.	6.250%	4/1/2054	955	877
	Athene Holding Ltd.	6.625%	5/19/2055	1,219	1,173
	Banco Bilbao Vizcaya Argentaria SA	5.127%	3/3/2036	1,600	1,555
	Bank of America Corp.	6.110%	1/29/2037	4,576	4,802
[1]	Bank of America Corp.	4.244%	4/24/2038	1,067	966
	Bank of America Corp.	7.750%	5/14/2038	853	1,012
[1]	Bank of America Corp.	4.078%	4/23/2040	2,791	2,425
[1]	Bank of America Corp.	2.676%	6/19/2041	11,491	8,234
[1]	Bank of America Corp.	5.875%	2/7/2042	1,056	1,087
	Bank of America Corp.	3.311%	4/22/2042	5,994	4,566
[1]	Bank of America Corp.	5.000%	1/21/2044	3,986	3,706
[1]	Bank of America Corp.	4.875%	4/1/2044	918	843
[1]	Bank of America Corp.	3.946%	1/23/2049	987	761
[1]	Bank of America Corp.	4.330%	3/15/2050	5,475	4,439
[1]	Bank of America Corp.	4.083%	3/20/2051	11,467	8,862
[1]	Bank of America Corp.	2.831%	10/24/2051	1,295	793
[1]	Bank of America Corp.	3.483%	3/13/2052	1,260	875
	Bank of America Corp.	2.972%	7/21/2052	4,532	2,860
[1]	Bank of America NA	6.000%	10/15/2036	417	440
	Barclays plc	3.811%	3/10/2042	2,170	1,683
	Barclays plc	3.330%	11/24/2042	1,183	876
	Barclays plc	5.250%	8/17/2045	2,176	2,014
	Barclays plc	5.860%	8/11/2046	497	490
	Barclays plc	4.950%	1/10/2047	2,953	2,607
	Barclays plc	6.036%	3/12/2055	1,560	1,598
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	618	661
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	2,002	1,791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	743	651
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	5,257	4,283
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	3,050	2,500
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	1,205	757
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	5,045	3,795
	Berkshire Hathaway Inc.	4.500%	2/11/2043	1,438	1,309
	BlackRock Funding Inc.	5.250%	3/14/2054	2,539	2,365
	BlackRock Funding Inc.	5.350%	1/8/2055	1,304	1,234
	Blue Owl Finance LLC	4.125%	10/7/2051	690	455
	Brighthouse Financial Inc.	4.700%	6/22/2047	1,238	840
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	2,730	2,701
	Brookfield Finance Inc.	4.700%	9/20/2047	1,753	1,458
	Brookfield Finance Inc.	3.500%	3/30/2051	975	650
	Brookfield Finance Inc.	3.625%	2/15/2052	1,095	743
	Brookfield Finance Inc.	5.968%	3/4/2054	762	737
	Brookfield Finance Inc.	5.813%	3/3/2055	850	805
	Brookfield Finance LLC	3.450%	4/15/2050	885	582
	Brown & Brown Inc.	4.950%	3/17/2052	985	821
	Brown & Brown Inc.	6.250%	6/23/2055	1,710	1,704
	Chubb INA Holdings LLC	6.700%	5/15/2036	550	618
	Chubb INA Holdings LLC	6.000%	5/11/2037	771	822
[1]	Chubb INA Holdings LLC	6.500%	5/15/2038	590	655
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,762	1,481
	Chubb INA Holdings LLC	4.350%	11/3/2045	1,120	943
	Chubb INA Holdings LLC	2.850%	12/15/2051	1,092	678
	Chubb INA Holdings LLC	3.050%	12/15/2061	1,982	1,185
	Citigroup Inc.	6.125%	8/25/2036	1,126	1,168
[1]	Citigroup Inc.	3.878%	1/24/2039	3,647	3,141
	Citigroup Inc.	8.125%	7/15/2039	1,159	1,445
[1]	Citigroup Inc.	5.316%	3/26/2041	1,694	1,639
	Citigroup Inc.	5.875%	1/30/2042	1,585	1,608
	Citigroup Inc.	2.904%	11/3/2042	220	157
	Citigroup Inc.	6.675%	9/13/2043	2,259	2,418
	Citigroup Inc.	5.300%	5/6/2044	2,231	2,059
	Citigroup Inc.	4.650%	7/30/2045	1,204	1,052
	Citigroup Inc.	4.750%	5/18/2046	2,664	2,243
[1]	Citigroup Inc.	4.281%	4/24/2048	1,572	1,274
	Citigroup Inc.	4.650%	7/23/2048	4,230	3,582
	Citigroup Inc.	5.612%	3/4/2056	3,438	3,304
	CME Group Inc.	5.300%	9/15/2043	938	923
	CME Group Inc.	4.150%	6/15/2048	2,351	1,926
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	2,999	2,907
	Cooperatieve Rabobank UA	5.750%	12/1/2043	999	973
	Cooperatieve Rabobank UA	5.250%	8/4/2045	2,481	2,261
	Corebridge Financial Inc.	4.350%	4/5/2042	1,015	836
	Corebridge Financial Inc.	4.400%	4/5/2052	1,843	1,431
	Equitable Holdings Inc.	5.000%	4/20/2048	2,074	1,792
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	615	520
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	1,165	773
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	1,261	760
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	1,350	1,359
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	400	411
	Fidelity National Financial Inc.	3.200%	9/17/2051	505	309
	Fifth Third Bancorp	8.250%	3/1/2038	283	341
	Franklin Resources Inc.	2.950%	8/12/2051	975	605
	GATX Corp.	3.100%	6/1/2051	679	426
	GATX Corp.	6.050%	6/5/2054	1,816	1,804
	Global Payments Inc.	4.150%	8/15/2049	1,468	1,043
	Goldman Sachs Group Inc.	6.450%	5/1/2036	686	726
	Goldman Sachs Group Inc.	6.750%	10/1/2037	6,272	6,762
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	6,325	5,518
[1]	Goldman Sachs Group Inc.	4.411%	4/23/2039	1,309	1,172
	Goldman Sachs Group Inc.	6.250%	2/1/2041	2,698	2,848
	Goldman Sachs Group Inc.	5.387%	2/2/2041	3,885	3,759
	Goldman Sachs Group Inc.	3.210%	4/22/2042	4,885	3,620
	Goldman Sachs Group Inc.	2.908%	7/21/2042	455	321
	Goldman Sachs Group Inc.	3.436%	2/24/2043	3,792	2,847
[1]	Goldman Sachs Group Inc.	4.800%	7/8/2044	1,827	1,612
	Goldman Sachs Group Inc.	5.150%	5/22/2045	2,180	1,952
	Goldman Sachs Group Inc.	4.750%	10/21/2045	2,023	1,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	5.561%	11/19/2045	7,890	7,577
	Goldman Sachs Group Inc.	5.541%	1/21/2047	4,120	3,924
	Goldman Sachs Group Inc.	5.734%	1/28/2056	3,214	3,128
	HA Sustainable Infrastructure Capital Inc.	6.000%	3/15/2036	321	311
	Hartford Insurance Group Inc.	5.950%	10/15/2036	1,031	1,089
	Hartford Insurance Group Inc.	6.100%	10/1/2041	613	644
	Hartford Insurance Group Inc.	4.300%	4/15/2043	662	557
	Hartford Insurance Group Inc.	4.400%	3/15/2048	680	562
	Hartford Insurance Group Inc.	3.600%	8/19/2049	2,332	1,675
	Hartford Insurance Group Inc.	2.900%	9/15/2051	1,095	680
[1]	HSBC Holdings plc	6.500%	5/2/2036	3,139	3,294
	HSBC Holdings plc	6.500%	9/15/2037	1,822	1,943
[1]	HSBC Holdings plc	6.500%	9/15/2037	2,080	2,185
[1]	HSBC Holdings plc	6.800%	6/1/2038	920	989
	HSBC Holdings plc	6.100%	1/14/2042	1,778	1,882
	HSBC Holdings plc	6.332%	3/9/2044	3,950	4,160
	HSBC Holdings plc	5.250%	3/14/2044	3,115	2,914
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,829	1,324
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,267	1,016
	Intercontinental Exchange Inc.	3.000%	6/15/2050	2,168	1,387
	Intercontinental Exchange Inc.	4.950%	6/15/2052	3,117	2,758
	Intercontinental Exchange Inc.	3.000%	9/15/2060	2,655	1,536
	Intercontinental Exchange Inc.	5.200%	6/15/2062	1,427	1,268
	Invesco Finance plc	5.375%	11/30/2043	746	707
	Jackson Financial Inc.	4.000%	11/23/2051	1,255	833
	Jefferies Financial Group Inc.	6.500%	1/20/2043	211	205
	JPMorgan Chase & Co.	6.400%	5/15/2038	1,155	1,270
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	5,139	4,510
	JPMorgan Chase & Co.	5.500%	10/15/2040	3,709	3,772
[1]	JPMorgan Chase & Co.	3.109%	4/22/2041	2,149	1,639
	JPMorgan Chase & Co.	5.600%	7/15/2041	2,044	2,053
	JPMorgan Chase & Co.	2.525%	11/19/2041	2,798	1,954
	JPMorgan Chase & Co.	5.400%	1/6/2042	4,091	4,017
	JPMorgan Chase & Co.	3.157%	4/22/2042	1,340	1,006
	JPMorgan Chase & Co.	5.625%	8/16/2043	2,146	2,131
	JPMorgan Chase & Co.	4.850%	2/1/2044	2,125	1,946
	JPMorgan Chase & Co.	4.950%	6/1/2045	1,509	1,365
	JPMorgan Chase & Co.	5.534%	11/29/2045	3,105	3,048
[1]	JPMorgan Chase & Co.	4.260%	2/22/2048	4,670	3,814
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	4,406	3,476
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	3,989	3,096
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	2,361	1,812
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	5,904	3,858
	JPMorgan Chase & Co.	3.328%	4/22/2052	3,867	2,625
	Lincoln National Corp.	7.000%	6/15/2040	735	798
	Lloyds Banking Group plc	5.300%	12/1/2045	994	909
	Lloyds Banking Group plc	3.369%	12/14/2046	2,885	2,080
	Lloyds Banking Group plc	5.668%	2/10/2047	1,500	1,458
	Lloyds Banking Group plc	4.344%	1/9/2048	1,267	1,019
	Loews Corp.	4.940%	4/1/2036	750	733
	Loews Corp.	4.125%	5/15/2043	567	468
	Manulife Financial Corp.	5.375%	3/4/2046	918	872
	Markel Group Inc.	5.000%	4/5/2046	675	592
	Markel Group Inc.	4.300%	11/1/2047	697	542
	Markel Group Inc.	5.000%	5/20/2049	950	814
	Markel Group Inc.	4.150%	9/17/2050	995	742
	Markel Group Inc.	3.450%	5/7/2052	975	640
	Markel Group Inc.	6.000%	5/16/2054	925	899
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	805	756
	Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	2,439	1,989
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	1,916	1,532
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	1,434	1,264
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	580	357
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	720	756
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	750	707
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	100	98
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	873	822
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	2,798	2,624
	Mastercard Inc.	3.800%	11/21/2046	1,283	994
	Mastercard Inc.	3.650%	6/1/2049	1,005	741

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mastercard Inc.	3.850%	3/26/2050	2,945	2,238
	Mastercard Inc.	2.950%	3/15/2051	935	598
[1]	MetLife Inc.	6.400%	12/15/2036	1,445	1,473
[1]	MetLife Inc.	10.750%	8/1/2039	825	1,067
	MetLife Inc.	5.875%	2/6/2041	1,598	1,633
	MetLife Inc.	4.875%	11/13/2043	1,535	1,372
	MetLife Inc.	4.721%	12/15/2044	1,355	1,179
	MetLife Inc.	4.050%	3/1/2045	2,023	1,623
	MetLife Inc.	4.600%	5/13/2046	2,500	2,159
	MetLife Inc.	5.000%	7/15/2052	1,805	1,594
	MetLife Inc.	5.250%	1/15/2054	2,060	1,891
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	652	601
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	1,665	1,496
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	3,094	2,608
	Mizuho Financial Group Inc.	5.050%	5/12/2037	1,129	1,108
[1]	Morgan Stanley	3.971%	7/22/2038	637	556
[1]	Morgan Stanley	4.457%	4/22/2039	5,175	4,745
	Morgan Stanley	3.217%	4/22/2042	2,114	1,591
	Morgan Stanley	6.375%	7/24/2042	4,740	5,079
	Morgan Stanley	4.300%	1/27/2045	3,294	2,719
	Morgan Stanley	5.900%	3/13/2047	3,858	3,841
[1]	Morgan Stanley	5.597%	3/24/2051	5,632	5,452
[1]	Morgan Stanley	2.802%	1/25/2052	1,061	646
	Morgan Stanley	5.516%	11/19/2055	5,865	5,554
	Nasdaq Inc.	2.500%	12/21/2040	806	560
	Nasdaq Inc.	3.250%	4/28/2050	872	580
	Nasdaq Inc.	3.950%	3/7/2052	574	421
	Nasdaq Inc.	5.950%	8/15/2053	1,400	1,399
	Nasdaq Inc.	6.100%	6/28/2063	1,372	1,373
[1]	Nationwide Financial Services Inc.	6.750%	5/15/2037	695	695
	Old Republic International Corp.	3.850%	6/11/2051	840	590
	PayPal Holdings Inc.	3.250%	6/1/2050	212	137
	PayPal Holdings Inc.	5.050%	6/1/2052	1,151	983
	PayPal Holdings Inc.	5.500%	6/1/2054	1,874	1,708
	PayPal Holdings Inc.	5.250%	6/1/2062	725	625
	Principal Financial Group Inc.	6.050%	10/15/2036	170	181
	Principal Financial Group Inc.	4.625%	9/15/2042	1,727	1,506
	Principal Financial Group Inc.	4.350%	5/15/2043	1,557	1,301
	Principal Financial Group Inc.	4.300%	11/15/2046	745	608
	Principal Financial Group Inc.	5.500%	3/15/2053	700	652
	Progressive Corp.	4.350%	4/25/2044	295	249
	Progressive Corp.	4.125%	4/15/2047	2,528	2,016
	Progressive Corp.	4.200%	3/15/2048	1,134	909
	Progressive Corp.	3.950%	3/26/2050	895	680
[1]	Prudential Financial Inc.	5.700%	12/14/2036	1,808	1,876
[1]	Prudential Financial Inc.	6.625%	12/1/2037	1,423	1,569
[1]	Prudential Financial Inc.	3.000%	3/10/2040	1,016	768
[1]	Prudential Financial Inc.	6.625%	6/21/2040	89	98
[1]	Prudential Financial Inc.	4.600%	5/15/2044	895	771
	Prudential Financial Inc.	3.905%	12/7/2047	1,606	1,212
	Prudential Financial Inc.	3.935%	12/7/2049	2,513	1,872
[1]	Prudential Financial Inc.	4.350%	2/25/2050	1,917	1,536
[1]	Prudential Financial Inc.	3.700%	3/13/2051	1,511	1,080
	Raymond James Financial Inc.	3.750%	4/1/2051	1,652	1,180
	Raymond James Financial Inc.	5.650%	9/11/2055	1,550	1,470
[1]	Regions Bank	6.450%	6/26/2037	1,043	1,098
	Regions Financial Corp.	7.375%	12/10/2037	520	589
	Reinsurance Group of America Inc.	6.375%	9/15/2056	261	253
	Selective Insurance Group Inc.	5.375%	3/1/2049	495	446
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	727	495
	Sumitomo Mitsui Financial Group Inc.	5.334%	3/3/2041	2,000	1,934
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	405	288
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	1,925	2,024
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	1,720	1,704
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	1,855	1,804
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	1,566	1,513
	Transatlantic Holdings Inc.	8.000%	11/30/2039	938	1,132
	Travelers Cos. Inc.	5.350%	11/1/2040	1,750	1,732
	Travelers Cos. Inc.	4.600%	8/1/2043	768	679
	Travelers Cos. Inc.	4.300%	8/25/2045	776	641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Travelers Cos. Inc.	3.750%	5/15/2046	537	409
	Travelers Cos. Inc.	4.000%	5/30/2047	1,475	1,154
	Travelers Cos. Inc.	4.100%	3/4/2049	2,059	1,627
	Travelers Cos. Inc.	3.050%	6/8/2051	1,630	1,049
	Travelers Cos. Inc.	5.450%	5/25/2053	1,176	1,124
	Travelers Cos. Inc.	5.700%	7/24/2055	500	496
	UBS AG	4.500%	6/26/2048	1,355	1,129
	UBS Group AG	4.875%	5/15/2045	2,828	2,504
	Unum Group	5.750%	8/15/2042	775	755
	Unum Group	4.500%	12/15/2049	305	240
	Unum Group	4.125%	6/15/2051	940	691
	Unum Group	6.000%	6/15/2054	555	525
	Visa Inc.	2.700%	4/15/2040	1,794	1,354
	Visa Inc.	4.300%	12/14/2045	5,561	4,709
	Visa Inc.	3.650%	9/15/2047	870	662
	Visa Inc.	2.000%	8/15/2050	3,756	1,982
	Voya Financial Inc.	5.700%	7/15/2043	1,424	1,359
	W R Berkley Corp.	4.750%	8/1/2044	1,375	1,208
	W R Berkley Corp.	4.000%	5/12/2050	625	472
	W R Berkley Corp.	3.550%	3/30/2052	575	394
	W R Berkley Corp.	3.150%	9/30/2061	1,380	806
	Wachovia Corp.	5.500%	8/1/2035	1,423	1,435
[1]	Wells Fargo & Co.	5.950%	12/15/2036	1,351	1,393
[1]	Wells Fargo & Co.	3.068%	4/30/2041	4,785	3,593
	Wells Fargo & Co.	5.375%	11/2/2043	2,101	1,965
	Wells Fargo & Co.	5.606%	1/15/2044	3,901	3,723
[1]	Wells Fargo & Co.	4.650%	11/4/2044	2,623	2,198
	Wells Fargo & Co.	3.900%	5/1/2045	3,092	2,412
[1]	Wells Fargo & Co.	4.900%	11/17/2045	3,702	3,177
[1]	Wells Fargo & Co.	4.400%	6/14/2046	2,989	2,387
[1]	Wells Fargo & Co.	4.750%	12/7/2046	3,744	3,139
	Wells Fargo & Co.	5.433%	1/23/2047	1,951	1,847
[1]	Wells Fargo & Co.	5.013%	4/4/2051	8,807	7,771
[1]	Wells Fargo & Co.	4.611%	4/25/2053	5,327	4,418
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	2,426	2,500
[1]	Wells Fargo Bank NA	6.600%	1/15/2038	729	797
	Western Union Co.	6.200%	11/17/2036	925	943
	Westpac Banking Corp.	4.421%	7/24/2039	1,469	1,315
	Westpac Banking Corp.	2.963%	11/16/2040	1,120	827
	Westpac Banking Corp.	3.133%	11/18/2041	1,418	1,038
	Willis North America Inc.	5.050%	9/15/2048	458	398
	Willis North America Inc.	3.875%	9/15/2049	1,181	854
	Willis North America Inc.	5.900%	3/5/2054	977	948
	XL Group Ltd.	5.250%	12/15/2043	815	751
					505,539
Health Care (6.8%)
	Abbott Laboratories	4.750%	11/30/2036	3,847	3,779
	Abbott Laboratories	6.150%	11/30/2037	1,735	1,900
	Abbott Laboratories	4.750%	3/15/2038	3,375	3,273
	Abbott Laboratories	6.000%	4/1/2039	1,136	1,225
	Abbott Laboratories	5.300%	5/27/2040	851	861
	Abbott Laboratories	4.750%	4/15/2043	1,080	994
	Abbott Laboratories	4.900%	11/30/2046	2,578	2,367
	Abbott Laboratories	5.500%	3/15/2056	5,800	5,688
	Abbott Laboratories	5.600%	3/15/2066	3,100	3,023
	AbbVie Inc.	4.300%	5/14/2036	3,822	3,612
	AbbVie Inc.	4.050%	11/21/2039	8,222	7,216
	AbbVie Inc.	4.625%	10/1/2042	1,220	1,095
	AbbVie Inc.	4.400%	11/6/2042	5,638	4,948
	AbbVie Inc.	4.850%	6/15/2044	3,484	3,169
	AbbVie Inc.	4.750%	3/15/2045	1,167	1,044
	AbbVie Inc.	4.700%	5/14/2045	5,031	4,484
	AbbVie Inc.	4.450%	5/14/2046	727	623
	AbbVie Inc.	4.875%	11/14/2048	2,833	2,539
	AbbVie Inc.	4.250%	11/21/2049	10,458	8,481
	AbbVie Inc.	5.400%	3/15/2054	6,625	6,324
	AbbVie Inc.	5.600%	3/15/2055	873	857
	AbbVie Inc.	5.550%	3/15/2056	1,661	1,624
	AbbVie Inc.	5.500%	3/15/2064	1,515	1,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	5.650%	3/15/2066	650	633
	Adventist Health System	3.630%	3/1/2049	720	482
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	1,155	950
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	920	649
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	828	539
	Aetna Inc.	6.625%	6/15/2036	740	798
	Aetna Inc.	6.750%	12/15/2037	1,114	1,203
	Aetna Inc.	4.500%	5/15/2042	963	803
	Aetna Inc.	4.750%	3/15/2044	1,012	850
	AHS Hospital Corp.	5.024%	7/1/2045	685	633
[1]	AHS Hospital Corp.	2.780%	7/1/2051	945	578
[1]	Allina Health System	3.887%	4/15/2049	1,171	901
	Amgen Inc.	6.400%	2/1/2039	1,730	1,872
	Amgen Inc.	3.150%	2/21/2040	2,354	1,829
	Amgen Inc.	4.950%	10/1/2041	676	625
	Amgen Inc.	5.150%	11/15/2041	1,349	1,281
	Amgen Inc.	5.650%	6/15/2042	1,883	1,867
	Amgen Inc.	5.600%	3/2/2043	5,097	5,030
	Amgen Inc.	4.400%	5/1/2045	5,130	4,325
	Amgen Inc.	5.500%	2/19/2046	1,590	1,528
	Amgen Inc.	4.563%	6/15/2048	2,567	2,149
	Amgen Inc.	3.375%	2/21/2050	340	239
	Amgen Inc.	4.663%	6/15/2051	5,815	4,882
	Amgen Inc.	4.200%	2/22/2052	2,648	2,053
	Amgen Inc.	4.875%	3/1/2053	1,760	1,520
	Amgen Inc.	5.650%	3/2/2053	7,166	6,936
	Amgen Inc.	2.770%	9/1/2053	777	458
	Amgen Inc.	5.650%	2/19/2056	665	643
	Amgen Inc.	4.400%	2/22/2062	882	683
	Amgen Inc.	5.750%	3/2/2063	2,696	2,591
[1]	Ascension Health	3.106%	11/15/2039	625	492
	Ascension Health	3.945%	11/15/2046	1,963	1,562
[1]	Ascension Health	4.847%	11/15/2053	1,007	896
	AstraZeneca plc	6.450%	9/15/2037	4,811	5,376
	AstraZeneca plc	4.000%	9/18/2042	3,036	2,548
	AstraZeneca plc	4.375%	11/16/2045	902	778
	AstraZeneca plc	2.125%	8/6/2050	991	543
	Banner Health	2.907%	1/1/2042	815	592
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	550	313
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	996	711
	Baxalta Inc.	5.250%	6/23/2045	835	778
	Baxter International Inc.	3.500%	8/15/2046	1,275	837
	Baylor Scott & White Holdings	4.185%	11/15/2045	560	465
	Baylor Scott & White Holdings	3.967%	11/15/2046	1,356	1,082
[1]	Baylor Scott & White Holdings	2.839%	11/15/2050	1,152	724
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	995	647
	Biogen Inc.	5.200%	9/15/2045	385	347
	Biogen Inc.	3.150%	5/1/2050	2,335	1,468
	Biogen Inc.	3.250%	2/15/2051	2,901	1,833
	Biogen Inc.	6.450%	5/15/2055	545	566
	Boston Scientific Corp.	4.550%	3/1/2039	835	784
	Boston Scientific Corp.	4.700%	3/1/2049	1,000	878
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	1,096	975
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	1,038	820
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	237	178
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	400	393
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	3,486	3,058
	Bristol-Myers Squibb Co.	5.000%	8/15/2045	310	285
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	853	703
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	3,973	3,359
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	6,856	5,503
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	4,182	2,443
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	3,762	2,714
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	5,366	5,166
	Cardinal Health Inc.	4.600%	3/15/2043	220	189
	Cardinal Health Inc.	4.500%	11/15/2044	1,112	931
	Cardinal Health Inc.	4.900%	9/15/2045	1,158	1,018
	Cardinal Health Inc.	4.368%	6/15/2047	875	708
	Cardinal Health Inc.	5.750%	11/15/2054	350	342
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	990	674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cencora Inc.	4.250%	3/1/2045	479	396
	Cencora Inc.	4.300%	12/15/2047	791	652
	Cencora Inc.	5.650%	2/13/2056	800	780
	Children's Health System of Texas	2.511%	8/15/2050	705	411
[1]	Children's Hospital	2.928%	7/15/2050	245	158
[1]	Children's Hospital Corp.	4.115%	1/1/2047	1,049	863
[1]	Children's Hospital Corp.	2.585%	2/1/2050	1,085	652
	Children's Hospital Medical Center	4.268%	5/15/2044	750	642
[1]	Children's Hospital of Philadelphia	2.704%	7/1/2050	920	569
	Cigna Group	4.800%	8/15/2038	3,080	2,894
	Cigna Group	3.200%	3/15/2040	1,488	1,151
[1]	Cigna Group	6.125%	11/15/2041	606	627
[1]	Cigna Group	4.800%	7/15/2046	1,880	1,623
[1]	Cigna Group	3.875%	10/15/2047	970	728
	Cigna Group	4.900%	12/15/2048	5,485	4,757
	Cigna Group	3.400%	3/15/2050	1,215	831
	Cigna Group	3.400%	3/15/2051	3,155	2,134
	Cigna Group	5.600%	2/15/2054	1,612	1,526
	Cigna Group	6.000%	1/15/2056	1,166	1,169
[1]	City of Hope	5.623%	11/15/2043	625	612
[1]	City of Hope	4.378%	8/15/2048	610	493
	Cleveland Clinic Foundation	4.858%	1/1/2114	970	810
[1]	CommonSpirit Health	4.350%	11/1/2042	2,012	1,726
	CommonSpirit Health	3.817%	10/1/2049	845	624
	CommonSpirit Health	4.187%	10/1/2049	872	676
	CommonSpirit Health	3.910%	10/1/2050	1,852	1,364
	CommonSpirit Health	5.548%	12/1/2054	915	861
	CommonSpirit Health	5.662%	9/1/2055	257	246
[1]	Corewell Health Obligated Group	3.487%	7/15/2049	775	555
[1]	Cottage Health Obligated Group	3.304%	11/1/2049	855	587
	CVS Health Corp.	4.780%	3/25/2038	6,204	5,715
	CVS Health Corp.	6.125%	9/15/2039	1,315	1,345
	CVS Health Corp.	4.125%	4/1/2040	984	821
	CVS Health Corp.	5.300%	12/5/2043	1,365	1,240
	CVS Health Corp.	5.125%	7/20/2045	7,006	6,163
	CVS Health Corp.	5.050%	3/25/2048	13,350	11,451
	CVS Health Corp.	5.625%	2/21/2053	2,395	2,195
	CVS Health Corp.	5.875%	6/1/2053	2,279	2,157
	CVS Health Corp.	6.050%	6/1/2054	710	689
	CVS Health Corp.	6.200%	9/15/2055	1,975	1,954
	CVS Health Corp.	6.000%	6/1/2063	1,650	1,562
	CVS Health Corp.	6.250%	9/15/2065	760	743
	Danaher Corp.	4.375%	9/15/2045	787	670
	Danaher Corp.	2.600%	10/1/2050	2,005	1,196
	Danaher Corp.	2.800%	12/10/2051	2,100	1,292
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	444	344
	DH Europe Finance II Sarl	3.250%	11/15/2039	882	708
	DH Europe Finance II Sarl	3.400%	11/15/2049	1,262	885
	Dignity Health	4.500%	11/1/2042	725	623
	Dignity Health	5.267%	11/1/2064	530	472
[1]	Duke University Health System Inc.	3.920%	6/1/2047	960	754
	Elevance Health Inc.	6.375%	6/15/2037	506	541
	Elevance Health Inc.	4.625%	5/15/2042	956	837
	Elevance Health Inc.	4.650%	1/15/2043	1,364	1,181
	Elevance Health Inc.	5.100%	1/15/2044	1,244	1,131
	Elevance Health Inc.	4.650%	8/15/2044	1,083	928
	Elevance Health Inc.	4.375%	12/1/2047	1,379	1,110
	Elevance Health Inc.	4.550%	3/1/2048	1,943	1,606
	Elevance Health Inc.	3.700%	9/15/2049	580	413
	Elevance Health Inc.	3.125%	5/15/2050	1,460	935
	Elevance Health Inc.	3.600%	3/15/2051	1,600	1,110
	Elevance Health Inc.	4.550%	5/15/2052	1,075	867
	Elevance Health Inc.	6.100%	10/15/2052	855	858
	Elevance Health Inc.	5.125%	2/15/2053	1,899	1,668
	Elevance Health Inc.	5.650%	6/15/2054	1,270	1,197
	Elevance Health Inc.	5.700%	2/15/2055	3,552	3,358
	Elevance Health Inc.	5.700%	9/15/2055	480	458
	Elevance Health Inc.	5.850%	11/1/2064	1,553	1,482
	Eli Lilly & Co.	5.550%	3/15/2037	400	423
	Eli Lilly & Co.	3.950%	3/15/2049	920	722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	2.250%	5/15/2050	1,805	1,016
	Eli Lilly & Co.	4.875%	2/27/2053	2,770	2,472
	Eli Lilly & Co.	5.000%	2/9/2054	3,285	2,990
	Eli Lilly & Co.	5.050%	8/14/2054	1,320	1,209
	Eli Lilly & Co.	5.500%	2/12/2055	1,414	1,384
	Eli Lilly & Co.	5.550%	10/15/2055	1,221	1,203
	Eli Lilly & Co.	4.150%	3/15/2059	1,975	1,535
	Eli Lilly & Co.	2.500%	9/15/2060	3,240	1,720
	Eli Lilly & Co.	4.950%	2/27/2063	2,711	2,377
	Eli Lilly & Co.	5.100%	2/9/2064	3,405	3,059
	Eli Lilly & Co.	5.200%	8/14/2064	710	647
	Eli Lilly & Co.	5.650%	10/15/2065	1,175	1,155
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	765	572
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	1,282	1,362
	Gilead Sciences Inc.	4.000%	9/1/2036	1,851	1,705
	Gilead Sciences Inc.	2.600%	10/1/2040	3,211	2,323
	Gilead Sciences Inc.	5.650%	12/1/2041	873	890
	Gilead Sciences Inc.	4.800%	4/1/2044	1,044	943
	Gilead Sciences Inc.	4.500%	2/1/2045	4,208	3,631
	Gilead Sciences Inc.	4.750%	3/1/2046	4,733	4,198
	Gilead Sciences Inc.	4.150%	3/1/2047	850	688
	Gilead Sciences Inc.	2.800%	10/1/2050	3,468	2,153
	Gilead Sciences Inc.	5.550%	10/15/2053	1,075	1,045
	Gilead Sciences Inc.	5.500%	11/15/2054	1,060	1,027
	Gilead Sciences Inc.	5.600%	11/15/2064	912	883
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	3,496	3,868
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	932	806
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	900	641
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	765	480
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	1,502	1,263
[1]	Hartford HealthCare Corp.	3.447%	7/1/2054	244	177
	HCA Inc.	5.125%	6/15/2039	958	903
	HCA Inc.	5.500%	6/15/2047	4,370	4,007
	HCA Inc.	5.250%	6/15/2049	2,136	1,883
	HCA Inc.	3.500%	7/15/2051	2,357	1,556
	HCA Inc.	4.625%	3/15/2052	4,630	3,685
	HCA Inc.	5.900%	6/1/2053	2,459	2,343
	HCA Inc.	6.000%	4/1/2054	1,812	1,750
	HCA Inc.	5.950%	9/15/2054	2,855	2,742
	HCA Inc.	6.200%	3/1/2055	2,090	2,069
	HCA Inc.	5.700%	11/15/2055	1,190	1,107
	HCA Inc.	6.100%	4/1/2064	1,720	1,661
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	1,030	778
	Humana Inc.	4.625%	12/1/2042	299	246
	Humana Inc.	4.950%	10/1/2044	2,236	1,871
	Humana Inc.	4.800%	3/15/2047	890	711
	Humana Inc.	3.950%	8/15/2049	450	313
	Humana Inc.	5.750%	4/15/2054	1,970	1,770
	Humana Inc.	6.000%	5/1/2055	1,055	975
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	1,285	1,010
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	1,020	633
	Inova Health System Foundation	4.068%	5/15/2052	1,150	907
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	755	550
[1]	Iowa Health System	3.665%	2/15/2050	910	675
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	1,533	1,210
	Johnson & Johnson	3.625%	3/3/2037	1,808	1,623
	Johnson & Johnson	5.950%	8/15/2037	525	576
	Johnson & Johnson	3.400%	1/15/2038	2,105	1,826
	Johnson & Johnson	5.850%	7/15/2038	899	979
	Johnson & Johnson	2.100%	9/1/2040	3,020	2,108
	Johnson & Johnson	4.500%	9/1/2040	195	184
	Johnson & Johnson	4.850%	5/15/2041	1,330	1,309
	Johnson & Johnson	4.500%	12/5/2043	425	392
	Johnson & Johnson	3.700%	3/1/2046	2,232	1,773
	Johnson & Johnson	3.750%	3/3/2047	1,641	1,295
	Johnson & Johnson	3.500%	1/15/2048	1,307	987
	Johnson & Johnson	2.250%	9/1/2050	2,193	1,269
	Johnson & Johnson	2.450%	9/1/2060	1,560	836
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	2,142	1,561
	Kaiser Foundation Hospitals	4.875%	4/1/2042	930	868

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaiser Foundation Hospitals	4.150%	5/1/2047	1,858	1,514
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	791	543
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	2,322	1,488
	Koninklijke Philips NV	6.875%	3/11/2038	1,377	1,518
	Koninklijke Philips NV	5.000%	3/15/2042	960	874
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	765	670
[1]	Mass General Brigham Inc.	3.765%	7/1/2048	531	404
[1]	Mass General Brigham Inc.	3.192%	7/1/2049	906	617
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	790	510
[1]	Mayo Clinic	3.774%	11/15/2043	730	597
[1]	Mayo Clinic	4.128%	11/15/2052	885	709
[1]	Mayo Clinic	3.196%	11/15/2061	1,160	733
[1]	McLaren Health Care Corp.	4.386%	5/15/2048	972	805
[1]	MedStar Health Inc.	3.626%	8/15/2049	987	710
	Medtronic Inc.	4.625%	3/15/2045	2,861	2,554
	Memorial Health Services	3.447%	11/1/2049	900	634
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	207	135
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	963	770
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	1,323	1,068
	Merck & Co. Inc.	3.900%	3/7/2039	2,287	2,006
	Merck & Co. Inc.	2.350%	6/24/2040	932	661
	Merck & Co. Inc.	3.600%	9/15/2042	959	761
	Merck & Co. Inc.	4.150%	5/18/2043	3,304	2,785
	Merck & Co. Inc.	4.900%	5/17/2044	1,820	1,669
	Merck & Co. Inc.	3.700%	2/10/2045	4,679	3,640
	Merck & Co. Inc.	5.500%	3/15/2046	1,135	1,113
	Merck & Co. Inc.	4.000%	3/7/2049	2,632	2,059
	Merck & Co. Inc.	2.450%	6/24/2050	2,881	1,667
	Merck & Co. Inc.	2.750%	12/10/2051	2,013	1,224
	Merck & Co. Inc.	5.000%	5/17/2053	360	324
	Merck & Co. Inc.	5.700%	9/15/2055	2,190	2,174
	Merck & Co. Inc.	5.550%	12/4/2055	2,425	2,354
	Merck & Co. Inc.	2.900%	12/10/2061	4,305	2,460
	Merck & Co. Inc.	5.150%	5/17/2063	350	314
	Merck & Co. Inc.	5.700%	12/4/2065	1,585	1,541
[1]	Methodist Hospital	2.705%	12/1/2050	753	460
[1]	Montefiore Obligated Group	5.246%	11/1/2048	709	584
	Montefiore Obligated Group	4.287%	9/1/2050	470	328
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	780	572
	Mylan Inc.	5.400%	11/29/2043	871	737
[1]	MyMichigan Health	3.409%	6/1/2050	876	596
	New York & Presbyterian Hospital	2.256%	8/1/2040	25	17
	New York & Presbyterian Hospital	4.024%	8/1/2045	930	759
	New York & Presbyterian Hospital	4.063%	8/1/2056	168	130
	New York & Presbyterian Hospital	2.606%	8/1/2060	831	460
[1]	New York & Presbyterian Hospital	3.954%	8/1/2119	980	667
	Northwell Healthcare Inc.	3.979%	11/1/2046	790	618
	Northwell Healthcare Inc.	4.260%	11/1/2047	974	790
	Northwell Healthcare Inc.	3.809%	11/1/2049	920	679
	Novant Health Inc.	2.637%	11/1/2036	970	769
	Novant Health Inc.	3.168%	11/1/2051	879	575
	Novant Health Inc.	3.318%	11/1/2061	630	396
	Novartis Capital Corp.	3.700%	9/21/2042	1,035	840
	Novartis Capital Corp.	4.400%	5/6/2044	3,153	2,762
	Novartis Capital Corp.	4.000%	11/20/2045	2,413	1,982
	Novartis Capital Corp.	5.600%	3/18/2046	1,413	1,415
	Novartis Capital Corp.	2.750%	8/14/2050	1,155	726
	Novartis Capital Corp.	5.300%	11/5/2055	2,005	1,918
	Novartis Capital Corp.	5.700%	3/18/2056	1,149	1,156
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	290	176
[1]	NYU Langone Hospitals	5.750%	7/1/2043	761	767
	NYU Langone Hospitals	4.784%	7/1/2044	843	758
[1]	NYU Langone Hospitals	4.368%	7/1/2047	1,385	1,176
[1]	NYU Langone Hospitals	3.380%	7/1/2055	715	487
	OhioHealth Corp.	2.834%	11/15/2041	1,105	806
[1]	OhioHealth Corp.	3.042%	11/15/2050	650	436
	Orlando Health Obligated Group	4.089%	10/1/2048	630	507
	Orlando Health Obligated Group	3.327%	10/1/2050	650	458
[1]	PeaceHealth Obligated Group	4.787%	11/15/2048	305	262
	Pfizer Inc.	4.000%	12/15/2036	967	890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pfizer Inc.	4.100%	9/15/2038	2,231	2,014
	Pfizer Inc.	3.900%	3/15/2039	220	191
	Pfizer Inc.	7.200%	3/15/2039	4,929	5,760
	Pfizer Inc.	2.550%	5/28/2040	1,700	1,232
	Pfizer Inc.	4.300%	6/15/2043	1,207	1,029
	Pfizer Inc.	4.400%	5/15/2044	965	837
	Pfizer Inc.	4.125%	12/15/2046	1,567	1,262
	Pfizer Inc.	4.200%	9/15/2048	2,776	2,242
	Pfizer Inc.	4.000%	3/15/2049	865	674
	Pfizer Inc.	2.700%	5/28/2050	1,535	941
	Pfizer Inc.	5.600%	11/15/2055	630	617
	Pfizer Inc.	5.700%	11/15/2065	1,525	1,472
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	5,607	5,292
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	9,304	8,641
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	7,914	7,182
	Piedmont Healthcare Inc.	2.864%	1/1/2052	970	601
	Presbyterian Healthcare Services	4.875%	8/1/2052	1,515	1,330
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	1,825	1,357
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	955	556
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	594	396
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	2,332	1,410
	Revvity Inc.	3.625%	3/15/2051	715	503
	Royalty Pharma plc	3.300%	9/2/2040	1,945	1,474
	Royalty Pharma plc	3.550%	9/2/2050	3,164	2,134
	Solventum Corp.	5.900%	4/30/2054	970	949
[1]	Stanford Health Care	3.795%	11/15/2048	779	595
	Stanford Health Care	3.027%	8/15/2051	490	321
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	1,005	720
	Stryker Corp.	4.100%	4/1/2043	745	618
	Stryker Corp.	4.625%	3/15/2046	2,075	1,795
	Stryker Corp.	2.900%	6/15/2050	1,517	964
	Summa Health	3.511%	11/15/2051	580	428
[1]	Sutter Health	3.161%	8/15/2040	975	752
[1]	Sutter Health	4.091%	8/15/2048	865	690
[1]	Sutter Health	3.361%	8/15/2050	775	538
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	2,698	2,031
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	1,420	1,391
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	3,476	2,281
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	2,801	1,755
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	659	635
	Takeda US Financing Inc.	5.900%	7/7/2055	635	632
	Texas Health Resources	2.328%	11/15/2050	950	534
[1]	Texas Health Resources	4.330%	11/15/2055	1,250	1,028
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	800	789
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	856	625
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	853	824
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	2,379	1,951
[1]	Trinity Health Corp.	2.632%	12/1/2040	920	660
	Trinity Health Corp.	4.125%	12/1/2045	890	732
[1]	Trinity Health Corp.	3.434%	12/1/2048	295	218
	UnitedHealth Group Inc.	6.500%	6/15/2037	903	987
	UnitedHealth Group Inc.	6.625%	11/15/2037	990	1,093
	UnitedHealth Group Inc.	6.875%	2/15/2038	1,270	1,431
	UnitedHealth Group Inc.	3.500%	8/15/2039	1,904	1,543
	UnitedHealth Group Inc.	2.750%	5/15/2040	983	714
	UnitedHealth Group Inc.	5.950%	2/15/2041	1,249	1,286
	UnitedHealth Group Inc.	3.050%	5/15/2041	2,889	2,141
	UnitedHealth Group Inc.	4.375%	3/15/2042	1,427	1,229
	UnitedHealth Group Inc.	3.950%	10/15/2042	993	804
	UnitedHealth Group Inc.	4.250%	3/15/2043	3,690	3,081
	UnitedHealth Group Inc.	5.500%	7/15/2044	2,719	2,621
	UnitedHealth Group Inc.	4.750%	7/15/2045	2,941	2,566
	UnitedHealth Group Inc.	4.200%	1/15/2047	1,332	1,062
	UnitedHealth Group Inc.	4.250%	4/15/2047	2,381	1,910
	UnitedHealth Group Inc.	3.750%	10/15/2047	2,590	1,918
	UnitedHealth Group Inc.	4.250%	6/15/2048	2,035	1,618
	UnitedHealth Group Inc.	4.450%	12/15/2048	747	609
	UnitedHealth Group Inc.	3.700%	8/15/2049	2,162	1,558
	UnitedHealth Group Inc.	3.250%	5/15/2051	4,284	2,822
	UnitedHealth Group Inc.	4.750%	5/15/2052	1,775	1,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.875%	2/15/2053	2,020	1,994
	UnitedHealth Group Inc.	5.050%	4/15/2053	3,258	2,866
	UnitedHealth Group Inc.	5.375%	4/15/2054	3,185	2,927
	UnitedHealth Group Inc.	5.625%	7/15/2054	4,551	4,332
	UnitedHealth Group Inc.	5.950%	6/15/2055	1,015	1,023
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,303	1,605
	UnitedHealth Group Inc.	3.125%	5/15/2060	275	163
	UnitedHealth Group Inc.	4.950%	5/15/2062	930	779
	UnitedHealth Group Inc.	6.050%	2/15/2063	1,235	1,234
	UnitedHealth Group Inc.	5.200%	4/15/2063	3,120	2,718
	UnitedHealth Group Inc.	5.500%	4/15/2064	2,056	1,883
	UnitedHealth Group Inc.	5.750%	7/15/2064	4,110	3,913
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	905	727
	Viatris Inc.	3.850%	6/22/2040	1,503	1,141
	Viatris Inc.	4.000%	6/22/2050	2,656	1,739
[1]	WakeMed	3.286%	10/1/2052	473	316
[1]	Willis-Knighton Medical Center	4.813%	9/1/2048	225	193
[1]	Willis-Knighton Medical Center	3.065%	3/1/2051	990	626
	Wyeth LLC	5.950%	4/1/2037	1,384	1,467
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	885	522
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	1,230	1,052
	Zoetis Inc.	4.700%	2/1/2043	2,721	2,426
	Zoetis Inc.	3.950%	9/12/2047	1,005	788
	Zoetis Inc.	3.000%	5/15/2050	1,055	680
					584,530
Industrials (3.5%)
[1]	3M Co.	5.700%	3/15/2037	1,521	1,578
[1]	3M Co.	3.125%	9/19/2046	1,014	682
[1]	3M Co.	3.625%	10/15/2047	1,390	1,008
[1]	3M Co.	4.000%	9/14/2048	2,100	1,617
	3M Co.	3.250%	8/26/2049	873	583
	3M Co.	3.700%	4/15/2050	308	223
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	940	915
	Amphenol Corp.	5.300%	11/15/2055	3,585	3,365
	Boeing Co.	3.500%	3/1/2039	1,084	872
	Boeing Co.	6.875%	3/15/2039	1,067	1,173
	Boeing Co.	5.875%	2/15/2040	1,566	1,571
	Boeing Co.	5.705%	5/1/2040	5,555	5,565
	Boeing Co.	3.375%	6/15/2046	1,247	859
	Boeing Co.	3.650%	3/1/2047	2,256	1,584
	Boeing Co.	3.625%	3/1/2048	893	621
	Boeing Co.	3.900%	5/1/2049	1,235	902
	Boeing Co.	5.805%	5/1/2050	8,777	8,472
	Boeing Co.	6.858%	5/1/2054	3,070	3,378
	Boeing Co.	3.825%	3/1/2059	700	470
	Boeing Co.	3.950%	8/1/2059	965	664
	Boeing Co.	5.930%	5/1/2060	4,933	4,749
	Boeing Co.	7.008%	5/1/2064	3,090	3,417
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	905	983
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	1,262	1,310
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	911	877
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	480	479
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	1,296	1,237
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	868	762
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	1,197	1,039
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	968	843
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	1,767	1,675
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	1,642	1,507
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	2,100	1,831
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	3,070	2,525
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	1,751	1,367
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	910	716
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	1,565	1,129
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	2,073	1,336
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	2,312	1,558
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	4,450	2,730
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	265	218
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	1,098	1,010
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	2,662	2,564

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	5.550%	3/15/2056	741	719
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	1,487	1,500
	Canadian National Railway Co.	6.200%	6/1/2036	1,152	1,253
	Canadian National Railway Co.	6.375%	11/15/2037	2,519	2,770
	Canadian National Railway Co.	3.200%	8/2/2046	50	35
	Canadian National Railway Co.	3.650%	2/3/2048	617	461
	Canadian National Railway Co.	4.400%	8/5/2052	860	715
	Canadian Pacific Railway Co.	5.950%	5/15/2037	1,070	1,137
	Canadian Pacific Railway Co.	3.000%	12/2/2041	2,506	1,839
	Canadian Pacific Railway Co.	4.300%	5/15/2043	533	454
	Canadian Pacific Railway Co.	3.500%	5/1/2050	990	700
	Canadian Pacific Railway Co.	3.100%	12/2/2051	3,982	2,606
	Canadian Pacific Railway Co.	5.500%	3/15/2056	550	526
	Canadian Pacific Railway Co.	4.200%	11/15/2069	1,093	808
	Canadian Pacific Railway Co.	6.125%	9/15/2115	1,103	1,111
	Carrier Global Corp.	3.377%	4/5/2040	2,070	1,630
	Carrier Global Corp.	3.577%	4/5/2050	2,570	1,837
	Carrier Global Corp.	6.200%	3/15/2054	966	1,013
	Caterpillar Inc.	6.050%	8/15/2036	810	886
	Caterpillar Inc.	3.803%	8/15/2042	3,439	2,837
	Caterpillar Inc.	3.250%	9/19/2049	1,852	1,287
	Caterpillar Inc.	3.250%	4/9/2050	950	660
	Caterpillar Inc.	5.500%	5/15/2055	1,200	1,198
	Caterpillar Inc.	4.750%	5/15/2064	1,256	1,084
	CSX Corp.	6.000%	10/1/2036	1,315	1,406
	CSX Corp.	6.150%	5/1/2037	1,450	1,567
	CSX Corp.	6.220%	4/30/2040	829	894
	CSX Corp.	5.500%	4/15/2041	100	101
	CSX Corp.	4.750%	5/30/2042	636	581
	CSX Corp.	4.100%	3/15/2044	899	743
	CSX Corp.	3.800%	11/1/2046	1,837	1,407
	CSX Corp.	4.300%	3/1/2048	1,409	1,153
	CSX Corp.	4.750%	11/15/2048	980	851
	CSX Corp.	4.500%	3/15/2049	1,012	845
	CSX Corp.	3.350%	9/15/2049	1,405	972
	CSX Corp.	3.800%	4/15/2050	974	724
	CSX Corp.	3.950%	5/1/2050	900	689
	CSX Corp.	2.500%	5/15/2051	773	454
	CSX Corp.	4.500%	11/15/2052	2,012	1,676
	CSX Corp.	4.900%	3/15/2055	634	560
	CSX Corp.	4.250%	11/1/2066	1,385	1,041
	CSX Corp.	4.650%	3/1/2068	909	734
	Cummins Inc.	4.875%	10/1/2043	643	601
	Cummins Inc.	2.600%	9/1/2050	1,445	858
	Cummins Inc.	5.450%	2/20/2054	817	789
	Deere & Co.	3.900%	6/9/2042	1,284	1,085
	Deere & Co.	2.875%	9/7/2049	1,088	714
	Deere & Co.	3.750%	4/15/2050	1,776	1,356
	Deere & Co.	5.700%	1/19/2055	855	871
	Dover Corp.	5.375%	3/1/2041	848	849
	Eaton Corp.	4.150%	11/2/2042	1,388	1,186
	Eaton Corp.	3.915%	9/15/2047	858	677
	Eaton Corp.	4.700%	8/23/2052	4	4
	Eaton Corp.	5.450%	3/6/2056	2,100	2,030
	Embraer Netherlands Finance BV	5.400%	1/9/2038	1,585	1,512
	Emerson Electric Co.	2.750%	10/15/2050	50	31
	Emerson Electric Co.	2.800%	12/21/2051	2,884	1,773
[1]	FedEx Corp.	3.250%	5/15/2041	700	527
[1]	FedEx Corp.	5.100%	1/15/2044	1,218	1,112
[1]	FedEx Corp.	4.100%	2/1/2045	1,279	1,005
[1]	FedEx Corp.	4.750%	11/15/2045	743	636
[1]	FedEx Corp.	4.550%	4/1/2046	2,103	1,747
[1]	FedEx Corp.	4.400%	1/15/2047	2,454	1,976
[1]	FedEx Corp.	4.950%	10/17/2048	1,446	1,254
[1]	FedEx Corp.	5.250%	5/15/2050	2,305	2,110
[3]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	723	699
	Fortive Corp.	4.300%	6/15/2046	1,091	874
	GE Vernova Inc.	5.500%	2/4/2056	753	724
	General Dynamics Corp.	4.250%	4/1/2040	2,393	2,151
[1]	General Electric Co.	5.875%	1/14/2038	1,816	1,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	General Electric Co.	6.875%	1/10/2039	1,725	1,986
	General Electric Co.	4.350%	5/1/2050	165	139
[3]	Honeywell Aerospace Inc.	5.622%	3/16/2046	1,500	1,477
[3]	Honeywell Aerospace Inc.	5.732%	3/16/2056	6,095	6,026
	Honeywell International Inc.	3.812%	11/21/2047	1,320	1,000
	Illinois Tool Works Inc.	4.875%	9/15/2041	1,188	1,123
	Illinois Tool Works Inc.	3.900%	9/1/2042	1,483	1,236
	Ingersoll Rand Inc.	5.700%	6/15/2054	890	869
	Johnson Controls International plc	4.500%	2/15/2047	779	657
[1]	Johnson Controls International plc	4.950%	7/2/2064	1,095	921
	L3Harris Technologies Inc.	5.054%	4/27/2045	560	520
	L3Harris Technologies Inc.	5.600%	7/31/2053	1,110	1,078
	L3Harris Technologies Inc.	5.500%	8/15/2054	1,110	1,060
	Lockheed Martin Corp.	4.500%	5/15/2036	1,470	1,428
	Lockheed Martin Corp.	4.070%	12/15/2042	2,769	2,340
	Lockheed Martin Corp.	3.800%	3/1/2045	741	584
	Lockheed Martin Corp.	4.700%	5/15/2046	2,248	1,993
	Lockheed Martin Corp.	4.090%	9/15/2052	3,283	2,564
	Lockheed Martin Corp.	4.150%	6/15/2053	3,361	2,647
	Lockheed Martin Corp.	5.700%	11/15/2054	2,767	2,764
	Lockheed Martin Corp.	5.200%	2/15/2055	900	836
	Lockheed Martin Corp.	4.300%	6/15/2062	1	1
	Lockheed Martin Corp.	5.200%	2/15/2064	1,875	1,703
[1]	Nature Conservancy	3.957%	3/1/2052	617	483
	Norfolk Southern Corp.	4.837%	10/1/2041	1,893	1,744
	Norfolk Southern Corp.	3.950%	10/1/2042	225	183
	Norfolk Southern Corp.	4.650%	1/15/2046	3,171	2,741
	Norfolk Southern Corp.	3.942%	11/1/2047	1,118	856
	Norfolk Southern Corp.	4.100%	5/15/2049	205	159
	Norfolk Southern Corp.	3.400%	11/1/2049	2,240	1,545
	Norfolk Southern Corp.	3.050%	5/15/2050	40	26
	Norfolk Southern Corp.	4.050%	8/15/2052	1,821	1,380
	Norfolk Southern Corp.	3.700%	3/15/2053	3,149	2,228
	Norfolk Southern Corp.	4.550%	6/1/2053	1,222	1,004
	Norfolk Southern Corp.	5.350%	8/1/2054	1,473	1,372
	Norfolk Southern Corp.	3.155%	5/15/2055	798	505
	Norfolk Southern Corp.	5.950%	3/15/2064	985	977
	Norfolk Southern Corp.	4.100%	5/15/2121	1,405	950
	Northrop Grumman Corp.	5.150%	5/1/2040	952	929
	Northrop Grumman Corp.	4.750%	6/1/2043	1,912	1,728
	Northrop Grumman Corp.	3.850%	4/15/2045	672	527
	Northrop Grumman Corp.	4.030%	10/15/2047	4,052	3,187
	Northrop Grumman Corp.	5.250%	5/1/2050	2,330	2,160
	Northrop Grumman Corp.	4.950%	3/15/2053	1,502	1,330
	Northrop Grumman Corp.	5.200%	6/1/2054	1,603	1,477
	Otis Worldwide Corp.	3.112%	2/15/2040	2,016	1,531
	Otis Worldwide Corp.	3.362%	2/15/2050	854	583
[1]	Parker-Hannifin Corp.	6.250%	5/15/2038	450	493
	Parker-Hannifin Corp.	4.100%	3/1/2047	1,398	1,127
	Parker-Hannifin Corp.	4.000%	6/14/2049	1,649	1,288
	Precision Castparts Corp.	3.900%	1/15/2043	850	704
	Precision Castparts Corp.	4.375%	6/15/2045	1,051	896
	Republic Services Inc.	6.200%	3/1/2040	1,052	1,140
	Republic Services Inc.	3.050%	3/1/2050	1,490	988
	Rockwell Automation Inc.	4.200%	3/1/2049	865	702
	Rockwell Automation Inc.	2.800%	8/15/2061	1,589	887
	RTX Corp.	6.050%	6/1/2036	100	108
	RTX Corp.	6.125%	7/15/2038	1,188	1,278
	RTX Corp.	4.450%	11/16/2038	2,442	2,253
	RTX Corp.	4.875%	10/15/2040	990	939
	RTX Corp.	4.700%	12/15/2041	1,147	1,040
	RTX Corp.	4.500%	6/1/2042	6,849	6,078
	RTX Corp.	4.800%	12/15/2043	995	897
	RTX Corp.	4.150%	5/15/2045	882	721
	RTX Corp.	3.750%	11/1/2046	1,870	1,421
	RTX Corp.	4.350%	4/15/2047	2,411	1,998
	RTX Corp.	4.050%	5/4/2047	1,265	1,001
	RTX Corp.	4.625%	11/16/2048	1,251	1,065
	RTX Corp.	3.125%	7/1/2050	651	428
	RTX Corp.	2.820%	9/1/2051	825	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	3.030%	3/15/2052	1,005	637
	RTX Corp.	5.375%	2/27/2053	2,855	2,675
	RTX Corp.	6.400%	3/15/2054	2,124	2,289
	Trane Technologies Financing Ltd.	4.650%	11/1/2044	340	303
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	1,176	1,194
	Union Pacific Corp.	3.600%	9/15/2037	997	872
[1]	Union Pacific Corp.	3.550%	8/15/2039	1,131	951
	Union Pacific Corp.	3.200%	5/20/2041	930	716
	Union Pacific Corp.	4.050%	11/15/2045	125	101
	Union Pacific Corp.	4.050%	3/1/2046	970	776
	Union Pacific Corp.	3.350%	8/15/2046	2,585	1,838
	Union Pacific Corp.	4.000%	4/15/2047	2,095	1,648
	Union Pacific Corp.	3.250%	2/5/2050	1,264	857
	Union Pacific Corp.	2.950%	3/10/2052	1,003	627
	Union Pacific Corp.	3.500%	2/14/2053	878	611
	Union Pacific Corp.	4.950%	5/15/2053	1,545	1,377
	Union Pacific Corp.	5.600%	12/1/2054	624	611
	Union Pacific Corp.	3.875%	2/1/2055	976	721
	Union Pacific Corp.	3.950%	8/15/2059	1,137	825
	Union Pacific Corp.	3.839%	3/20/2060	3,173	2,250
	Union Pacific Corp.	3.550%	5/20/2061	1,267	836
	Union Pacific Corp.	2.973%	9/16/2062	120	69
	Union Pacific Corp.	5.150%	1/20/2063	1,773	1,580
	Union Pacific Corp.	3.750%	2/5/2070	932	619
	Union Pacific Corp.	3.799%	4/6/2071	2,456	1,654
	Union Pacific Corp.	3.850%	2/14/2072	1,410	957
[1]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	634	652
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	1,175	1,197
	United Parcel Service Inc.	6.200%	1/15/2038	1,771	1,932
	United Parcel Service Inc.	5.200%	4/1/2040	65	64
	United Parcel Service Inc.	4.875%	11/15/2040	1,098	1,044
	United Parcel Service Inc.	3.625%	10/1/2042	806	635
	United Parcel Service Inc.	3.400%	11/15/2046	1,199	858
	United Parcel Service Inc.	3.750%	11/15/2047	1,186	891
	United Parcel Service Inc.	4.250%	3/15/2049	1,497	1,200
	United Parcel Service Inc.	3.400%	9/1/2049	1,086	756
	United Parcel Service Inc.	5.300%	4/1/2050	1,912	1,790
	United Parcel Service Inc.	5.050%	3/3/2053	1,805	1,606
	United Parcel Service Inc.	5.950%	5/14/2055	3,095	3,128
	United Parcel Service Inc.	5.600%	5/22/2064	1,220	1,151
	United Parcel Service Inc.	6.050%	5/14/2065	1,990	2,001
	Valmont Industries Inc.	5.000%	10/1/2044	100	88
	Valmont Industries Inc.	5.250%	10/1/2054	225	203
	Vertiv Holdings Co.	5.650%	3/15/2046	475	452
	Vertiv Holdings Co.	5.800%	3/15/2056	637	612
	Vertiv Holdings Co.	5.950%	3/15/2066	500	479
	Waste Connections Inc.	4.800%	7/15/2036	972	952
	Waste Connections Inc.	3.050%	4/1/2050	955	635
	Waste Connections Inc.	2.950%	1/15/2052	1,841	1,171
	Waste Management Inc.	2.950%	6/1/2041	300	224
	Waste Management Inc.	4.150%	7/15/2049	1,485	1,209
	Waste Management Inc.	2.500%	11/15/2050	492	293
	Waste Management Inc.	5.350%	10/15/2054	1,265	1,204
	WW Grainger Inc.	4.600%	6/15/2045	920	816
	WW Grainger Inc.	3.750%	5/15/2046	1,014	787
	WW Grainger Inc.	4.200%	5/15/2047	871	718
	Xylem Inc.	4.375%	11/1/2046	991	822
					298,189
Materials (1.3%)
	ArcelorMittal SA	7.000%	10/15/2039	1,081	1,177
	ArcelorMittal SA	6.750%	3/1/2041	615	654
	ArcelorMittal SA	6.350%	6/17/2054	1,025	1,046
	Barrick North America Finance LLC	5.700%	5/30/2041	1,063	1,063
	Barrick North America Finance LLC	5.750%	5/1/2043	2,396	2,375
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	1,198	1,231
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	150	127
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	5,707	5,312
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	905	874
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	885	885

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Carlisle Cos. Inc.	5.550%	9/15/2040	515	509
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	904	789
CF Industries Inc.	4.950%	6/1/2043	990	884
CF Industries Inc.	5.375%	3/15/2044	1,178	1,100
CRH America Finance Inc.	5.600%	2/9/2056	1,140	1,094
Dow Chemical Co.	9.400%	5/15/2039	382	483
Dow Chemical Co.	5.250%	11/15/2041	2,183	1,920
Dow Chemical Co.	4.375%	11/15/2042	1,308	1,025
Dow Chemical Co.	5.550%	11/30/2048	1,779	1,532
Dow Chemical Co.	4.800%	5/15/2049	1,265	981
Dow Chemical Co.	3.600%	11/15/2050	2,767	1,776
Dow Chemical Co.	6.900%	5/15/2053	1,550	1,581
Dow Chemical Co.	5.950%	3/15/2055	605	546
Eastman Chemical Co.	4.800%	9/1/2042	876	765
Eastman Chemical Co.	4.650%	10/15/2044	2,197	1,841
Ecolab Inc.	2.125%	8/15/2050	1,380	739
Ecolab Inc.	2.700%	12/15/2051	1,509	909
Freeport-McMoRan Inc.	5.450%	3/15/2043	2,958	2,800
International Flavors & Fragrances Inc.	5.000%	9/26/2048	1,493	1,291
International Paper Co.	6.000%	11/15/2041	972	970
International Paper Co.	4.800%	6/15/2044	1,167	996
International Paper Co.	5.150%	5/15/2046	703	619
International Paper Co.	4.400%	8/15/2047	1,805	1,421
International Paper Co.	4.350%	8/15/2048	1,245	971
Linde Inc.	3.550%	11/7/2042	1,533	1,205
Linde Inc.	2.000%	8/10/2050	1,157	606
LYB International Finance BV	5.250%	7/15/2043	2,152	1,851
LYB International Finance BV	4.875%	3/15/2044	1,571	1,289
LYB International Finance III LLC	3.375%	10/1/2040	1,643	1,190
LYB International Finance III LLC	4.200%	10/15/2049	1,787	1,261
LYB International Finance III LLC	4.200%	5/1/2050	2,059	1,452
LyondellBasell Industries NV	4.625%	2/26/2055	975	730
Martin Marietta Materials Inc.	3.200%	7/15/2051	2,365	1,535
Martin Marietta Materials Inc.	5.500%	12/1/2054	1,421	1,339
Mosaic Co.	4.875%	11/15/2041	802	705
Mosaic Co.	5.625%	11/15/2043	1,785	1,662
Newmont Corp.	5.450%	6/9/2044	1,315	1,269
Newmont Corp.	4.200%	5/13/2050	1,135	902
Nucor Corp.	6.400%	12/1/2037	1,605	1,768
Nucor Corp.	3.850%	4/1/2052	1,970	1,462
Nucor Corp.	2.979%	12/15/2055	510	310
Nutrien Ltd.	5.875%	12/1/2036	1,364	1,405
Nutrien Ltd.	4.900%	6/1/2043	690	614
Nutrien Ltd.	5.250%	1/15/2045	840	774
Nutrien Ltd.	5.000%	4/1/2049	1,811	1,592
Nutrien Ltd.	5.800%	3/27/2053	4,156	4,068
Packaging Corp. of America	3.050%	10/1/2051	813	511
Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	2,834	2,759
Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	730	439
Rio Tinto Finance USA plc	4.750%	3/22/2042	1,240	1,136
Rio Tinto Finance USA plc	4.125%	8/21/2042	975	821
Rio Tinto Finance USA plc	5.125%	3/9/2053	861	785
Rio Tinto Finance USA plc	5.750%	3/14/2055	1,167	1,162
Rio Tinto Finance USA plc	5.875%	3/14/2065	429	427
RPM International Inc.	4.250%	1/15/2048	1,160	919
Sherwin-Williams Co.	4.550%	8/1/2045	806	677
Sherwin-Williams Co.	4.500%	6/1/2047	2,568	2,136
Sherwin-Williams Co.	3.800%	8/15/2049	1,621	1,184
Sherwin-Williams Co.	3.300%	5/15/2050	45	30
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	5,280	5,101
Sonoco Products Co.	5.750%	11/1/2040	1,389	1,384
Southern Copper Corp.	6.750%	4/16/2040	2,025	2,196
Southern Copper Corp.	5.250%	11/8/2042	1,523	1,399
Southern Copper Corp.	5.875%	4/23/2045	2,635	2,599
Steel Dynamics Inc.	3.250%	10/15/2050	729	476
Steel Dynamics Inc.	5.750%	5/15/2055	1,388	1,337
Vale Overseas Ltd.	6.875%	11/21/2036	1,205	1,332
Vale Overseas Ltd.	6.875%	11/10/2039	1,175	1,294
Vale Overseas Ltd.	6.400%	6/28/2054	2,641	2,663
Vale SA	5.625%	9/11/2042	1,110	1,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vulcan Materials Co.	4.500%	6/15/2047	1,205	1,000
	Vulcan Materials Co.	4.700%	3/1/2048	1,245	1,060
	Vulcan Materials Co.	5.700%	12/1/2054	1,100	1,067
	Westlake Corp.	2.875%	8/15/2041	1,780	1,211
	Westlake Corp.	4.375%	11/15/2047	1,645	1,270
	Westlake Corp.	3.125%	8/15/2051	894	542
	Westlake Corp.	6.375%	11/15/2055	1,630	1,606
					112,881
Real Estate (0.5%)
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	1,910	1,594
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	805	591
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	775	527
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	725	628
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	640	596
	American Homes 4 Rent LP	3.375%	7/15/2051	675	441
	American Tower Corp.	3.700%	10/15/2049	1,539	1,105
	American Tower Corp.	3.100%	6/15/2050	2,810	1,798
	American Tower Corp.	2.950%	1/15/2051	2,618	1,615
[1]	AvalonBay Communities Inc.	3.900%	10/15/2046	610	472
[1]	AvalonBay Communities Inc.	4.150%	7/1/2047	675	541
	Camden Property Trust	3.350%	11/1/2049	864	590
	Crown Castle Inc.	2.900%	4/1/2041	2,962	2,095
	Crown Castle Inc.	5.200%	2/15/2049	1,690	1,471
	Crown Castle Inc.	4.000%	11/15/2049	1,018	737
	Crown Castle Inc.	4.150%	7/1/2050	520	390
	Crown Castle Inc.	3.250%	1/15/2051	1,884	1,203
	Equinix Inc.	3.000%	7/15/2050	1,052	653
	Equinix Inc.	3.400%	2/15/2052	1,470	971
	ERP Operating LP	4.500%	7/1/2044	533	461
	ERP Operating LP	4.500%	6/1/2045	135	115
	ERP Operating LP	4.000%	8/1/2047	647	507
	Essex Portfolio LP	4.500%	3/15/2048	486	397
	Essex Portfolio LP	2.650%	9/1/2050	574	334
	Federal Realty OP LP	4.500%	12/1/2044	895	762
	GLP Capital LP	5.750%	11/1/2037	966	934
	GLP Capital LP	6.250%	9/15/2054	640	622
	Healthpeak OP LLC	6.750%	2/1/2041	1,215	1,311
	Kimco Realty OP LLC	4.125%	12/1/2046	1,125	900
	Kimco Realty OP LLC	4.450%	9/1/2047	566	469
	Kimco Realty OP LLC	3.700%	10/1/2049	1,055	757
	Mid-America Apartments LP	2.875%	9/15/2051	765	472
	NNN REIT Inc.	3.100%	4/15/2050	140	89
	NNN REIT Inc.	3.500%	4/15/2051	1,747	1,210
	NNN REIT Inc.	3.000%	4/15/2052	1,291	793
	Prologis LP	4.375%	9/15/2048	928	765
	Prologis LP	3.050%	3/1/2050	875	570
	Prologis LP	2.125%	10/15/2050	880	465
	Prologis LP	5.250%	6/15/2053	1,153	1,074
	Prologis LP	5.250%	3/15/2054	975	908
	Public Storage Operating Co.	5.350%	8/1/2053	1,015	956
	Realty Income Corp.	4.650%	3/15/2047	1,235	1,060
	Realty Income Corp.	5.375%	9/1/2054	515	488
	Regency Centers LP	4.650%	3/15/2049	709	599
	Simon Property Group LP	6.750%	2/1/2040	987	1,109
	Simon Property Group LP	4.750%	3/15/2042	990	897
	Simon Property Group LP	4.250%	10/1/2044	801	657
	Simon Property Group LP	4.250%	11/30/2046	470	380
	Simon Property Group LP	3.250%	9/13/2049	966	645
	Simon Property Group LP	3.800%	7/15/2050	1,060	781
	Simon Property Group LP	5.850%	3/8/2053	945	940
	Simon Property Group LP	6.650%	1/15/2054	1,255	1,371
	Ventas Realty LP	5.700%	9/30/2043	703	690
	Ventas Realty LP	4.875%	4/15/2049	185	159
	VICI Properties LP	5.625%	5/15/2052	1,070	955
	VICI Properties LP	6.125%	4/1/2054	485	462
	Welltower OP LLC	6.500%	3/15/2041	605	662
	Welltower OP LLC	4.950%	9/1/2048	1,455	1,308
	Weyerhaeuser Co.	4.000%	3/9/2052	670	494
					46,546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (3.7%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	930	769
	Analog Devices Inc.	2.800%	10/1/2041	1,625	1,166
	Analog Devices Inc.	2.950%	10/1/2051	3,037	1,933
	Apple Inc.	2.375%	2/8/2041	854	605
	Apple Inc.	3.850%	5/4/2043	5,093	4,206
	Apple Inc.	4.450%	5/6/2044	920	822
	Apple Inc.	3.450%	2/9/2045	4,233	3,223
	Apple Inc.	4.375%	5/13/2045	3,373	2,947
	Apple Inc.	4.650%	2/23/2046	4,302	3,855
	Apple Inc.	3.850%	8/4/2046	6,238	4,958
	Apple Inc.	3.750%	9/12/2047	3,229	2,497
	Apple Inc.	3.750%	11/13/2047	1,266	978
	Apple Inc.	2.950%	9/11/2049	1,791	1,176
	Apple Inc.	2.650%	5/11/2050	1,627	995
	Apple Inc.	2.400%	8/20/2050	200	116
	Apple Inc.	2.650%	2/8/2051	5,246	3,178
	Apple Inc.	2.700%	8/5/2051	126	77
	Apple Inc.	3.950%	8/8/2052	3,751	2,917
	Apple Inc.	4.850%	5/10/2053	974	896
	Apple Inc.	2.550%	8/20/2060	2,645	1,415
	Apple Inc.	2.800%	2/8/2061	4,037	2,302
	Apple Inc.	2.850%	8/5/2061	4,349	2,515
	Apple Inc.	4.100%	8/8/2062	960	732
	Applied Materials Inc.	5.850%	6/15/2041	540	564
	Applied Materials Inc.	4.350%	4/1/2047	1,175	994
[3]	Broadcom Inc.	4.926%	5/15/2037	2,530	2,452
	Broadcom Inc.	4.900%	2/15/2038	6,858	6,615
	Broadcom Inc.	3.500%	2/15/2041	5,235	4,183
	Broadcom Inc.	3.750%	2/15/2051	4,555	3,391
	Broadcom Inc.	5.700%	1/15/2056	1,789	1,777
	Cisco Systems Inc.	5.900%	2/15/2039	3,503	3,700
	Cisco Systems Inc.	5.500%	1/15/2040	2,603	2,646
	Cisco Systems Inc.	5.300%	2/26/2054	3,320	3,115
	Cisco Systems Inc.	5.500%	2/24/2055	853	826
	Cisco Systems Inc.	5.350%	2/26/2064	1,195	1,103
	Corning Inc.	4.700%	3/15/2037	1,765	1,683
	Corning Inc.	5.750%	8/15/2040	953	962
	Corning Inc.	4.750%	3/15/2042	960	873
	Corning Inc.	5.350%	11/15/2048	175	165
	Corning Inc.	3.900%	11/15/2049	808	605
	Corning Inc.	4.375%	11/15/2057	825	649
	Corning Inc.	5.850%	11/15/2068	185	177
	Corning Inc.	5.450%	11/15/2079	1,129	1,015
	Dell International LLC	8.100%	7/15/2036	823	978
	Dell International LLC	3.375%	12/15/2041	2,917	2,176
	Dell International LLC	8.350%	7/15/2046	1,342	1,659
	Dell International LLC	3.450%	12/15/2051	1,684	1,138
	Fidelity National Information Services Inc.	3.100%	3/1/2041	1,200	863
	Fidelity National Information Services Inc.	4.500%	8/15/2046	745	607
	Fiserv Inc.	4.400%	7/1/2049	3,100	2,342
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	1,861	1,853
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	2,242	2,006
	HP Inc.	6.000%	9/15/2041	1,849	1,826
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	1,018	904
	Intel Corp.	4.600%	3/25/2040	1,065	937
	Intel Corp.	2.800%	8/12/2041	1,715	1,176
	Intel Corp.	4.250%	12/15/2042	955	768
	Intel Corp.	5.625%	2/10/2043	453	429
	Intel Corp.	4.900%	7/29/2045	2,165	1,832
	Intel Corp.	4.100%	5/19/2046	1,702	1,276
	Intel Corp.	4.100%	5/11/2047	1,580	1,176
	Intel Corp.	3.734%	12/8/2047	1,737	1,214
	Intel Corp.	3.250%	11/15/2049	5,685	3,584
	Intel Corp.	4.750%	3/25/2050	2,655	2,145
	Intel Corp.	3.050%	8/12/2051	3,059	1,852
	Intel Corp.	4.900%	8/5/2052	3,250	2,654
	Intel Corp.	5.700%	2/10/2053	3,299	3,035
	Intel Corp.	5.600%	2/21/2054	1,331	1,220
	Intel Corp.	3.100%	2/15/2060	3,325	1,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.200%	8/12/2061	700	391
	Intel Corp.	5.050%	8/5/2062	1,464	1,180
	Intel Corp.	5.900%	2/10/2063	2,388	2,216
	International Business Machines Corp.	4.150%	5/15/2039	4,983	4,320
	International Business Machines Corp.	5.600%	11/30/2039	75	75
	International Business Machines Corp.	2.850%	5/15/2040	1,835	1,328
	International Business Machines Corp.	4.000%	6/20/2042	2,360	1,910
	International Business Machines Corp.	4.700%	2/19/2046	2,430	2,061
	International Business Machines Corp.	4.250%	5/15/2049	5,633	4,340
	International Business Machines Corp.	2.950%	5/15/2050	1,990	1,217
	International Business Machines Corp.	3.430%	2/9/2052	1,010	664
	International Business Machines Corp.	4.900%	7/27/2052	200	168
	International Business Machines Corp.	5.100%	2/6/2053	1,186	1,032
[1]	International Business Machines Corp.	5.700%	2/10/2055	1,102	1,040
	International Business Machines Corp.	5.800%	2/3/2056	2,355	2,253
	Intuit Inc.	5.500%	9/15/2053	1,130	1,039
	Juniper Networks Inc.	5.950%	3/15/2041	755	734
	KLA Corp.	3.300%	3/1/2050	974	663
	KLA Corp.	4.950%	7/15/2052	2,582	2,309
	KLA Corp.	5.250%	7/15/2062	1,248	1,137
	Lam Research Corp.	2.875%	6/15/2050	2,544	1,601
	Lam Research Corp.	3.125%	6/15/2060	1,635	993
	Micron Technology Inc.	3.366%	11/1/2041	1,305	1,013
	Micron Technology Inc.	3.477%	11/1/2051	954	672
	Microsoft Corp.	3.450%	8/8/2036	5,126	4,621
	Microsoft Corp.	4.100%	2/6/2037	984	938
	Microsoft Corp.	4.500%	10/1/2040	1,870	1,784
	Microsoft Corp.	5.300%	2/8/2041	2,565	2,630
	Microsoft Corp.	3.700%	8/8/2046	3,696	2,913
	Microsoft Corp.	4.250%	2/6/2047	2,870	2,445
	Microsoft Corp.	2.525%	6/1/2050	8,304	4,972
	Microsoft Corp.	2.921%	3/17/2052	10,806	6,940
	Microsoft Corp.	2.675%	6/1/2060	7,160	3,995
	Moody's Corp.	2.750%	8/19/2041	166	117
	Moody's Corp.	5.250%	7/15/2044	1,955	1,833
	Moody's Corp.	3.250%	5/20/2050	876	578
	Moody's Corp.	3.750%	2/25/2052	740	534
	Moody's Corp.	3.100%	11/29/2061	980	580
	Motorola Solutions Inc.	5.500%	9/1/2044	592	565
	NVIDIA Corp.	3.500%	4/1/2040	2,490	2,073
	NVIDIA Corp.	3.500%	4/1/2050	2,621	1,931
	NVIDIA Corp.	3.700%	4/1/2060	1,750	1,254
	NXP BV	3.250%	5/11/2041	1,573	1,157
	NXP BV	3.125%	2/15/2042	1,440	1,020
	NXP BV	3.250%	11/30/2051	766	491
	Oracle Corp.	3.850%	7/15/2036	1,280	1,060
	Oracle Corp.	3.800%	11/15/2037	4,368	3,466
	Oracle Corp.	6.500%	4/15/2038	1,813	1,822
	Oracle Corp.	6.125%	7/8/2039	954	910
	Oracle Corp.	3.600%	4/1/2040	4,108	2,982
	Oracle Corp.	5.375%	7/15/2040	5,144	4,509
	Oracle Corp.	3.650%	3/25/2041	4,710	3,349
	Oracle Corp.	4.500%	7/8/2044	589	435
	Oracle Corp.	4.125%	5/15/2045	5,530	3,804
	Oracle Corp.	5.875%	9/26/2045	4,865	4,201
	Oracle Corp.	6.550%	2/4/2046	3,371	3,147
	Oracle Corp.	4.000%	7/15/2046	7,320	4,936
	Oracle Corp.	4.000%	11/15/2047	2,675	1,763
	Oracle Corp.	3.600%	4/1/2050	10,131	6,112
	Oracle Corp.	3.950%	3/25/2051	6,616	4,194
	Oracle Corp.	6.900%	11/9/2052	2,340	2,211
	Oracle Corp.	5.550%	2/6/2053	1,662	1,326
	Oracle Corp.	5.375%	9/27/2054	3,558	2,752
	Oracle Corp.	6.000%	8/3/2055	767	643
	Oracle Corp.	5.950%	9/26/2055	6,185	5,200
	Oracle Corp.	6.700%	2/4/2056	6,534	6,052
	Oracle Corp.	3.850%	4/1/2060	7,569	4,449
	Oracle Corp.	4.100%	3/25/2061	3,995	2,465
	Oracle Corp.	5.500%	9/27/2064	1,563	1,191
	Oracle Corp.	6.125%	8/3/2065	2,393	1,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	6.100%	9/26/2065	2,687	2,227
	Oracle Corp.	6.850%	2/4/2066	5,061	4,647
	QUALCOMM Inc.	4.800%	5/20/2045	3,249	2,871
	QUALCOMM Inc.	4.300%	5/20/2047	2,211	1,794
	QUALCOMM Inc.	4.500%	5/20/2052	1,000	815
	QUALCOMM Inc.	6.000%	5/20/2053	2,711	2,758
	S&P Global Inc.	3.250%	12/1/2049	2,031	1,373
	S&P Global Inc.	3.700%	3/1/2052	1,404	1,021
	S&P Global Inc.	2.300%	8/15/2060	980	473
	S&P Global Inc.	3.900%	3/1/2062	1,030	735
	Salesforce Inc.	2.700%	7/15/2041	1,740	1,186
	Salesforce Inc.	6.400%	3/15/2046	2,325	2,341
	Salesforce Inc.	2.900%	7/15/2051	2,840	1,663
	Salesforce Inc.	6.550%	3/15/2056	5,800	5,814
	Salesforce Inc.	3.050%	7/15/2061	1,657	923
	Salesforce Inc.	6.700%	3/15/2066	1,550	1,574
	Synopsys Inc.	5.700%	4/1/2055	2,873	2,744
	Texas Instruments Inc.	3.875%	3/15/2039	1,444	1,260
	Texas Instruments Inc.	4.150%	5/15/2048	1,313	1,064
	Texas Instruments Inc.	2.700%	9/15/2051	1,097	658
	Texas Instruments Inc.	5.000%	3/14/2053	940	848
	Texas Instruments Inc.	5.150%	2/8/2054	1,350	1,253
	Texas Instruments Inc.	5.050%	5/18/2063	1,358	1,193
[1]	TR Finance LLC	5.850%	4/15/2040	735	715
[1]	TR Finance LLC	5.650%	11/23/2043	100	94
	TSMC Arizona Corp.	3.125%	10/25/2041	1,090	878
	TSMC Arizona Corp.	3.250%	10/25/2051	1,145	859
	TSMC Arizona Corp.	4.500%	4/22/2052	1,130	1,051
					320,771
Utilities (5.8%)
	AEP Texas Inc.	3.800%	10/1/2047	170	122
[1]	AEP Texas Inc.	4.150%	5/1/2049	710	536
[1]	AEP Texas Inc.	3.450%	1/15/2050	940	629
	AEP Texas Inc.	3.450%	5/15/2051	913	604
	AEP Texas Inc.	5.250%	5/15/2052	965	861
	AEP Texas Inc.	5.850%	10/15/2055	490	473
	AEP Transmission Co. LLC	4.000%	12/1/2046	943	742
	AEP Transmission Co. LLC	3.800%	6/15/2049	1,230	906
	AEP Transmission Co. LLC	3.150%	9/15/2049	390	256
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	955	693
[1]	AEP Transmission Co. LLC	2.750%	8/15/2051	495	297
[1]	AEP Transmission Co. LLC	4.500%	6/15/2052	1,245	1,022
	AEP Transmission Co. LLC	5.400%	3/15/2053	869	821
	Alabama Power Co.	6.000%	3/1/2039	1,082	1,143
	Alabama Power Co.	3.850%	12/1/2042	520	417
	Alabama Power Co.	4.150%	8/15/2044	927	759
	Alabama Power Co.	3.750%	3/1/2045	2,068	1,592
	Alabama Power Co.	4.300%	1/2/2046	971	799
[1]	Alabama Power Co.	3.700%	12/1/2047	1,146	845
[1]	Alabama Power Co.	4.300%	7/15/2048	437	353
	Alabama Power Co.	3.450%	10/1/2049	989	688
	Alabama Power Co.	3.125%	7/15/2051	982	636
	Alabama Power Co.	3.000%	3/15/2052	1,105	696
	Ameren Corp.	5.000%	5/15/2036	675	657
	Ameren Illinois Co.	4.150%	3/15/2046	992	801
	Ameren Illinois Co.	3.700%	12/1/2047	540	404
	Ameren Illinois Co.	4.500%	3/15/2049	712	592
	Ameren Illinois Co.	2.900%	6/15/2051	1,439	895
	Ameren Illinois Co.	5.625%	3/1/2055	1,452	1,413
	American Electric Power Co. Inc.	3.250%	3/1/2050	755	496
[1]	American Electric Power Co. Inc.	6.050%	3/15/2056	1,125	1,115
	American Water Capital Corp.	6.593%	10/15/2037	379	426
	American Water Capital Corp.	4.300%	12/1/2042	1,040	900
	American Water Capital Corp.	4.300%	9/1/2045	670	555
	American Water Capital Corp.	4.000%	12/1/2046	595	459
	American Water Capital Corp.	3.750%	9/1/2047	581	433
	American Water Capital Corp.	4.200%	9/1/2048	993	789
	American Water Capital Corp.	4.150%	6/1/2049	801	628
	American Water Capital Corp.	3.450%	5/1/2050	819	569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	3.250%	6/1/2051	1,300	868
	American Water Capital Corp.	5.450%	3/1/2054	1,108	1,051
	American Water Capital Corp.	5.700%	9/1/2055	1,187	1,161
	Appalachian Power Co.	7.000%	4/1/2038	996	1,109
	Appalachian Power Co.	4.400%	5/15/2044	530	434
	Appalachian Power Co.	4.450%	6/1/2045	1,360	1,119
[1]	Appalachian Power Co.	4.500%	3/1/2049	1,006	816
	Arizona Public Service Co.	4.500%	4/1/2042	875	753
	Arizona Public Service Co.	3.750%	5/15/2046	1,590	1,183
	Arizona Public Service Co.	4.200%	8/15/2048	720	561
	Arizona Public Service Co.	4.250%	3/1/2049	1,302	1,021
	Arizona Public Service Co.	3.350%	5/15/2050	765	507
	Arizona Public Service Co.	2.650%	9/15/2050	300	177
	Arizona Public Service Co.	5.900%	8/15/2055	1,005	991
	Atmos Energy Corp.	5.500%	6/15/2041	1,000	1,003
	Atmos Energy Corp.	4.150%	1/15/2043	754	633
	Atmos Energy Corp.	4.125%	10/15/2044	1,077	891
	Atmos Energy Corp.	4.300%	10/1/2048	589	476
	Atmos Energy Corp.	3.375%	9/15/2049	1,637	1,128
	Atmos Energy Corp.	2.850%	2/15/2052	723	446
	Atmos Energy Corp.	5.750%	10/15/2052	695	691
	Atmos Energy Corp.	6.200%	11/15/2053	840	890
	Atmos Energy Corp.	5.000%	12/15/2054	1,035	919
	Atmos Energy Corp.	5.450%	1/15/2056	540	515
	Avista Corp.	4.350%	6/1/2048	814	656
	Avista Corp.	4.000%	4/1/2052	1,217	911
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	928	1,008
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	2,654	1,978
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	785	741
[1]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	1,230	1,194
[3]	Basin Electric Power Cooperative	5.850%	10/15/2055	690	673
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	2,625	2,802
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	1,436	1,509
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	898	837
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	1,696	1,435
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	1,422	1,047
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	949	770
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	1,788	1,393
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	2,725	1,643
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	1,001	819
[1]	CenterPoint Energy Houston Electric LLC	4.850%	4/1/2036	595	583
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	704	609
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	180	114
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	1,455	992
[1]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	1,005	720
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	1,337	1,173
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	1,569	1,476
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	607	620
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	478	409
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	210	217
	Commonwealth Edison Co.	5.900%	3/15/2036	1,682	1,786
	Commonwealth Edison Co.	6.450%	1/15/2038	810	889
	Commonwealth Edison Co.	4.600%	8/15/2043	960	837
	Commonwealth Edison Co.	4.700%	1/15/2044	980	861
	Commonwealth Edison Co.	3.650%	6/15/2046	3,615	2,699
[1]	Commonwealth Edison Co.	3.750%	8/15/2047	909	679
	Commonwealth Edison Co.	4.000%	3/1/2048	1,093	850
[1]	Commonwealth Edison Co.	3.200%	11/15/2049	1,207	797
	Commonwealth Edison Co.	3.000%	3/1/2050	714	457
[1]	Commonwealth Edison Co.	3.125%	3/15/2051	741	482
[1]	Commonwealth Edison Co.	2.750%	9/1/2051	355	214
	Commonwealth Edison Co.	5.300%	2/1/2053	880	818
	Commonwealth Edison Co.	5.950%	6/1/2055	1,370	1,394
	Connecticut Light & Power Co.	4.000%	4/1/2048	530	412
	Connecticut Light & Power Co.	5.250%	1/15/2053	1,648	1,527
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	969	1,024
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	1,686	1,802
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	1,020	1,148
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	850	865
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	735	619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	953	768
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	965	822
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	927	783
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	915	703
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	822	627
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	967	822
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	990	770
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	995	766
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	1,641	1,706
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	950	951
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	1,205	1,181
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	1,206	994
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	1,610	1,533
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	998	985
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	872	679
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	580	420
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,380	1,101
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	695	475
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	1,675	969
	Constellation Energy Generation LLC	6.250%	10/1/2039	820	866
	Constellation Energy Generation LLC	5.600%	6/15/2042	1,336	1,310
	Constellation Energy Generation LLC	6.500%	10/1/2053	1,980	2,104
	Constellation Energy Generation LLC	5.750%	3/15/2054	2,155	2,093
	Constellation Energy Generation LLC	5.875%	1/15/2066	1,056	1,015
	Consumers Energy Co.	3.250%	8/15/2046	3,013	2,138
	Consumers Energy Co.	4.050%	5/15/2048	660	518
	Consumers Energy Co.	4.350%	4/15/2049	994	816
	Consumers Energy Co.	3.750%	2/15/2050	1,371	1,010
	Consumers Energy Co.	3.100%	8/15/2050	1,120	732
	Consumers Energy Co.	3.500%	8/1/2051	2,126	1,505
	Consumers Energy Co.	2.650%	8/15/2052	820	489
	Dayton Power & Light Co.	3.950%	6/15/2049	813	601
	Delmarva Power & Light Co.	4.150%	5/15/2045	1,423	1,156
	Dominion Energy Inc.	7.000%	6/15/2038	175	193
[1]	Dominion Energy Inc.	3.300%	4/15/2041	1,499	1,113
[1]	Dominion Energy Inc.	4.900%	8/1/2041	285	255
[1]	Dominion Energy Inc.	4.050%	9/15/2042	1,550	1,226
	Dominion Energy Inc.	4.700%	12/1/2044	1,711	1,459
[1]	Dominion Energy Inc.	4.600%	3/15/2049	1,220	988
[1]	Dominion Energy Inc.	4.850%	8/15/2052	719	603
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	770	814
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	905	893
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	787	681
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	699	614
[1]	DTE Electric Co.	4.000%	4/1/2043	645	527
	DTE Electric Co.	4.300%	7/1/2044	570	478
	DTE Electric Co.	3.700%	3/15/2045	1,704	1,307
	DTE Electric Co.	3.750%	8/15/2047	1,172	883
	DTE Electric Co.	3.950%	3/1/2049	1,568	1,212
	DTE Electric Co.	2.950%	3/1/2050	762	494
[1]	DTE Electric Co.	3.250%	4/1/2051	1,484	1,001
	DTE Electric Co.	5.400%	4/1/2053	515	491
	DTE Electric Co.	5.850%	5/15/2055	1,170	1,177
[1]	DTE Electric Co.	5.550%	3/1/2056	1,786	1,726
	Duke Energy Carolinas LLC	6.100%	6/1/2037	1,207	1,275
	Duke Energy Carolinas LLC	6.000%	1/15/2038	1,530	1,621
	Duke Energy Carolinas LLC	6.050%	4/15/2038	1,062	1,131
	Duke Energy Carolinas LLC	5.300%	2/15/2040	1,382	1,368
	Duke Energy Carolinas LLC	4.250%	12/15/2041	1,286	1,106
	Duke Energy Carolinas LLC	4.000%	9/30/2042	1,538	1,262
	Duke Energy Carolinas LLC	3.750%	6/1/2045	895	686
	Duke Energy Carolinas LLC	3.875%	3/15/2046	1,190	919
	Duke Energy Carolinas LLC	3.700%	12/1/2047	730	541
	Duke Energy Carolinas LLC	3.950%	3/15/2048	1,306	1,004
	Duke Energy Carolinas LLC	3.200%	8/15/2049	770	515
	Duke Energy Carolinas LLC	3.450%	4/15/2051	845	585
	Duke Energy Carolinas LLC	5.350%	1/15/2053	1,313	1,232
	Duke Energy Carolinas LLC	5.400%	1/15/2054	735	698
	Duke Energy Corp.	3.300%	6/15/2041	826	620
	Duke Energy Corp.	4.800%	12/15/2045	65	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Corp.	3.750%	9/1/2046	1,562	1,154
	Duke Energy Corp.	3.950%	8/15/2047	1,192	887
	Duke Energy Corp.	4.200%	6/15/2049	1,195	911
	Duke Energy Corp.	3.500%	6/15/2051	1,300	870
	Duke Energy Corp.	5.000%	8/15/2052	945	809
	Duke Energy Corp.	6.100%	9/15/2053	905	908
	Duke Energy Corp.	5.800%	6/15/2054	1,995	1,913
	Duke Energy Corp.	5.700%	9/15/2055	2,260	2,136
	Duke Energy Florida LLC	6.350%	9/15/2037	1,861	2,016
	Duke Energy Florida LLC	6.400%	6/15/2038	926	1,009
	Duke Energy Florida LLC	5.650%	4/1/2040	955	973
	Duke Energy Florida LLC	3.400%	10/1/2046	1,157	821
	Duke Energy Florida LLC	4.200%	7/15/2048	1,007	796
	Duke Energy Florida LLC	3.000%	12/15/2051	995	624
	Duke Energy Florida LLC	6.200%	11/15/2053	1,550	1,623
	Duke Energy Indiana LLC	6.350%	8/15/2038	961	1,046
[1]	Duke Energy Indiana LLC	4.900%	7/15/2043	915	835
	Duke Energy Indiana LLC	3.750%	5/15/2046	970	737
[1]	Duke Energy Indiana LLC	3.250%	10/1/2049	905	611
	Duke Energy Indiana LLC	2.750%	4/1/2050	1,108	673
	Duke Energy Indiana LLC	5.400%	4/1/2053	490	457
	Duke Energy Ohio Inc.	3.700%	6/15/2046	244	181
	Duke Energy Ohio Inc.	5.550%	3/15/2054	670	642
	Duke Energy Progress LLC	4.100%	5/15/2042	969	803
	Duke Energy Progress LLC	4.100%	3/15/2043	487	400
	Duke Energy Progress LLC	4.150%	12/1/2044	2,034	1,651
	Duke Energy Progress LLC	4.200%	8/15/2045	1,439	1,173
	Duke Energy Progress LLC	3.600%	9/15/2047	942	687
	Duke Energy Progress LLC	2.500%	8/15/2050	239	138
	Duke Energy Progress LLC	2.900%	8/15/2051	1,410	870
	Duke Energy Progress LLC	4.000%	4/1/2052	1,007	760
	Duke Energy Progress LLC	5.350%	3/15/2053	1,282	1,197
	Duke Energy Progress LLC	5.550%	3/15/2055	1,515	1,463
	Emera US Finance LP	4.750%	6/15/2046	1,377	1,138
	Entergy Arkansas LLC	4.200%	4/1/2049	752	592
	Entergy Arkansas LLC	2.650%	6/15/2051	1,205	700
	Entergy Arkansas LLC	3.350%	6/15/2052	867	576
	Entergy Arkansas LLC	5.750%	6/1/2054	900	879
	Entergy Arkansas LLC	5.750%	1/15/2056	398	390
	Entergy Corp.	3.750%	6/15/2050	950	672
	Entergy Corp.	6.100%	6/15/2056	1,095	1,079
	Entergy Louisiana LLC	4.900%	4/15/2036	396	386
	Entergy Louisiana LLC	4.950%	1/15/2045	1,321	1,189
	Entergy Louisiana LLC	4.200%	9/1/2048	969	768
	Entergy Louisiana LLC	4.200%	4/1/2050	841	661
	Entergy Louisiana LLC	2.900%	3/15/2051	1,351	829
	Entergy Louisiana LLC	4.750%	9/15/2052	910	771
	Entergy Louisiana LLC	5.700%	3/15/2054	1,535	1,492
	Entergy Louisiana LLC	5.800%	3/15/2055	1,735	1,703
	Entergy Louisiana LLC	5.650%	4/15/2056	1,200	1,154
	Entergy Mississippi LLC	3.850%	6/1/2049	847	628
	Entergy Mississippi LLC	5.850%	6/1/2054	800	787
	Entergy Mississippi LLC	5.800%	4/15/2055	893	881
	Entergy Texas Inc.	4.500%	3/30/2039	580	531
	Entergy Texas Inc.	3.550%	9/30/2049	881	619
	Entergy Texas Inc.	5.800%	9/1/2053	595	587
	Essential Utilities Inc.	4.276%	5/1/2049	930	728
	Essential Utilities Inc.	3.351%	4/15/2050	1,169	777
	Essential Utilities Inc.	5.300%	5/1/2052	986	895
	Evergy Kansas Central Inc.	4.125%	3/1/2042	1,068	891
	Evergy Kansas Central Inc.	4.100%	4/1/2043	1,000	824
	Evergy Kansas Central Inc.	3.450%	4/15/2050	937	654
	Evergy Metro Inc.	5.300%	10/1/2041	965	940
	Evergy Metro Inc.	4.200%	6/15/2047	662	526
	Evergy Metro Inc.	4.200%	3/15/2048	970	771
[1]	Evergy Metro Inc.	4.125%	4/1/2049	570	451
	Eversource Energy	3.450%	1/15/2050	1,500	1,030
[1]	Eversource Energy	6.350%	8/15/2056	464	458
	Exelon Corp.	5.100%	6/15/2045	958	862
	Exelon Corp.	4.450%	4/15/2046	1,344	1,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	4.700%	4/15/2050	1,977	1,639
	Exelon Corp.	4.100%	3/15/2052	740	559
	Exelon Corp.	5.600%	3/15/2053	905	854
	Exelon Corp.	5.875%	3/15/2055	662	646
[1]	FirstEnergy Corp.	3.400%	3/1/2050	1,870	1,249
	Florida Power & Light Co.	5.960%	4/1/2039	960	1,024
	Florida Power & Light Co.	5.250%	2/1/2041	980	975
	Florida Power & Light Co.	4.125%	2/1/2042	960	814
	Florida Power & Light Co.	4.050%	6/1/2042	1,104	929
	Florida Power & Light Co.	4.050%	10/1/2044	947	770
	Florida Power & Light Co.	3.700%	12/1/2047	1,224	914
	Florida Power & Light Co.	3.950%	3/1/2048	1,033	805
	Florida Power & Light Co.	4.125%	6/1/2048	665	529
	Florida Power & Light Co.	3.990%	3/1/2049	985	763
	Florida Power & Light Co.	3.150%	10/1/2049	747	501
	Florida Power & Light Co.	2.875%	12/4/2051	2,454	1,531
	Florida Power & Light Co.	5.300%	4/1/2053	1,642	1,543
	Florida Power & Light Co.	5.600%	6/15/2054	925	908
	Florida Power & Light Co.	5.700%	3/15/2055	1,589	1,582
	Florida Power & Light Co.	5.800%	3/15/2065	1,192	1,187
	Florida Power & Light Co.	5.600%	2/15/2066	1,101	1,064
[1]	Georgia Power Co.	4.750%	9/1/2040	1,317	1,232
	Georgia Power Co.	4.300%	3/15/2042	935	807
	Georgia Power Co.	4.300%	3/15/2043	1,036	879
[1]	Georgia Power Co.	3.700%	1/30/2050	1,185	866
[1]	Georgia Power Co.	3.250%	3/15/2051	895	598
	Georgia Power Co.	5.125%	5/15/2052	1,250	1,141
	Georgia Power Co.	5.500%	10/1/2055	675	648
	Iberdrola International BV	6.750%	7/15/2036	1,071	1,203
[1]	Idaho Power Co.	4.200%	3/1/2048	236	190
[1]	Idaho Power Co.	5.500%	3/15/2053	990	944
[1]	Idaho Power Co.	5.800%	4/1/2054	955	955
[1]	Indiana Michigan Power Co.	4.550%	3/15/2046	890	752
[1]	Indiana Michigan Power Co.	3.750%	7/1/2047	1,444	1,066
	Indiana Michigan Power Co.	3.250%	5/1/2051	859	561
	Indiana Michigan Power Co.	5.600%	3/15/2056	2,240	2,161
	Interstate Power & Light Co.	3.700%	9/15/2046	545	398
	Interstate Power & Light Co.	3.100%	11/30/2051	1,006	637
	Interstate Power & Light Co.	5.450%	9/30/2054	1,550	1,438
	ITC Holdings Corp.	5.300%	7/1/2043	506	467
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	727	701
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	1,386	1,307
	Kentucky Utilities Co.	5.125%	11/1/2040	1,139	1,098
	Kentucky Utilities Co.	4.375%	10/1/2045	1,777	1,472
	Kentucky Utilities Co.	3.300%	6/1/2050	1,455	979
	Kentucky Utilities Co.	5.850%	8/15/2055	962	957
[1]	Louisville Gas & Electric Co.	5.850%	8/15/2055	958	952
	MidAmerican Energy Co.	4.800%	9/15/2043	403	364
	MidAmerican Energy Co.	4.250%	5/1/2046	970	797
	MidAmerican Energy Co.	3.950%	8/1/2047	1,271	983
	MidAmerican Energy Co.	3.650%	8/1/2048	2,065	1,512
	MidAmerican Energy Co.	4.250%	7/15/2049	1,115	896
	MidAmerican Energy Co.	5.850%	9/15/2054	1,095	1,098
	MidAmerican Energy Co.	5.300%	2/1/2055	2,145	1,990
[1]	Mississippi Power Co.	4.250%	3/15/2042	945	795
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	730	603
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	1,033	839
[1]	Nevada Power Co.	6.750%	7/1/2037	992	1,099
[1]	Nevada Power Co.	3.125%	8/1/2050	805	519
[1]	Nevada Power Co.	5.900%	5/1/2053	820	811
	Nevada Power Co.	6.000%	3/15/2054	885	887
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	1,505	1,356
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	935	879
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	2,865	2,817
	NextEra Energy Capital Holdings Inc.	5.850%	3/1/2056	715	697
	NiSource Inc.	5.950%	6/15/2041	858	873
	NiSource Inc.	5.250%	2/15/2043	860	797
	NiSource Inc.	4.800%	2/15/2044	1,467	1,280
	NiSource Inc.	5.650%	2/1/2045	1,865	1,805
	NiSource Inc.	4.375%	5/15/2047	1,772	1,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	3.950%	3/30/2048	1,756	1,316
	NiSource Inc.	5.850%	4/1/2055	1,918	1,862
	Northern States Power Co.	4.850%	5/15/2036	286	283
	Northern States Power Co.	6.250%	6/1/2036	995	1,083
	Northern States Power Co.	6.200%	7/1/2037	762	823
	Northern States Power Co.	5.350%	11/1/2039	2,084	2,078
	Northern States Power Co.	2.600%	6/1/2051	1,435	864
	Northern States Power Co.	4.500%	6/1/2052	920	768
	Northern States Power Co.	5.100%	5/15/2053	1,273	1,157
	Northern States Power Co.	5.400%	3/15/2054	1,075	1,021
	Northern States Power Co.	5.650%	6/15/2054	980	966
	Northern States Power Co.	5.650%	5/15/2055	2,475	2,430
	Northern States Power Co.	5.550%	5/15/2056	500	485
	NorthWestern Corp.	4.176%	11/15/2044	924	749
	NSTAR Electric Co.	5.500%	3/15/2040	100	99
	NSTAR Electric Co.	3.100%	6/1/2051	320	208
	NSTAR Electric Co.	4.950%	9/15/2052	906	803
	Oglethorpe Power Corp.	5.950%	11/1/2039	635	660
	Oglethorpe Power Corp.	5.375%	11/1/2040	1,232	1,200
	Oglethorpe Power Corp.	4.500%	4/1/2047	910	744
	Oglethorpe Power Corp.	5.050%	10/1/2048	772	673
	Oglethorpe Power Corp.	5.250%	9/1/2050	715	635
	Oglethorpe Power Corp.	5.800%	6/1/2054	685	664
	Oglethorpe Power Corp.	5.900%	2/1/2055	610	595
	Ohio Edison Co.	6.875%	7/15/2036	630	704
	Ohio Power Co.	4.150%	4/1/2048	530	409
	Ohio Power Co.	4.000%	6/1/2049	934	696
[1]	Ohio Power Co.	2.900%	10/1/2051	635	380
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	2,136	1,696
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	975	933
[4]	Oklahoma Gas & Electric Co.	5.900%	4/1/2056	600	600
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	555	656
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	1,050	1,022
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	1,410	1,240
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	360	343
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	1,384	1,042
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	2,029	1,592
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	1,102	807
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	729	528
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	1,309	764
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	1,795	1,580
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	897	832
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	1,020	973
	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	475	470
[3]	Oncor Electric Delivery Co. LLC	5.900%	3/15/2056	796	795
	ONE Gas Inc.	4.658%	2/1/2044	870	761
	ONE Gas Inc.	4.500%	11/1/2048	818	688
	Pacific Gas & Electric Co.	5.200%	5/1/2036	493	481
	Pacific Gas & Electric Co.	4.500%	7/1/2040	3,256	2,781
	Pacific Gas & Electric Co.	3.300%	8/1/2040	945	707
	Pacific Gas & Electric Co.	4.200%	6/1/2041	100	81
	Pacific Gas & Electric Co.	4.750%	2/15/2044	2,065	1,723
	Pacific Gas & Electric Co.	4.300%	3/15/2045	900	702
	Pacific Gas & Electric Co.	4.250%	3/15/2046	735	559
	Pacific Gas & Electric Co.	4.000%	12/1/2046	1,580	1,157
	Pacific Gas & Electric Co.	3.950%	12/1/2047	465	338
	Pacific Gas & Electric Co.	4.950%	7/1/2050	6,037	5,015
	Pacific Gas & Electric Co.	3.500%	8/1/2050	1,210	798
	Pacific Gas & Electric Co.	5.250%	3/1/2052	1,595	1,358
	Pacific Gas & Electric Co.	6.750%	1/15/2053	2,015	2,097
	Pacific Gas & Electric Co.	6.700%	4/1/2053	1,415	1,467
	Pacific Gas & Electric Co.	5.900%	10/1/2054	1,665	1,558
	Pacific Gas & Electric Co.	6.150%	3/1/2055	1,210	1,171
	Pacific Gas & Electric Co.	6.100%	10/15/2055	1,195	1,149
	Pacific Gas & Electric Co.	6.000%	5/1/2056	1,817	1,727
	PacifiCorp	6.100%	8/1/2036	1,540	1,570
	PacifiCorp	6.250%	10/15/2037	868	897
	PacifiCorp	6.350%	7/15/2038	1,430	1,463
	PacifiCorp	6.000%	1/15/2039	120	119
	PacifiCorp	4.100%	2/1/2042	1,042	813

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	4.125%	1/15/2049	2,827	2,058
	PacifiCorp	4.150%	2/15/2050	1,349	983
	PacifiCorp	3.300%	3/15/2051	1,335	827
	PacifiCorp	5.350%	12/1/2053	950	813
	PacifiCorp	5.800%	1/15/2055	2,778	2,538
	PECO Energy Co.	5.950%	10/1/2036	950	1,011
	PECO Energy Co.	4.150%	10/1/2044	908	744
	PECO Energy Co.	3.900%	3/1/2048	768	589
	PECO Energy Co.	3.000%	9/15/2049	815	527
	PECO Energy Co.	3.050%	3/15/2051	645	415
	PECO Energy Co.	2.850%	9/15/2051	937	576
	PECO Energy Co.	4.600%	5/15/2052	1,308	1,097
	PECO Energy Co.	5.250%	9/15/2054	680	629
	PECO Energy Co.	5.650%	9/15/2055	1,105	1,088
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	725	631
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	799	584
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	539	473
	Potomac Electric Power Co.	6.500%	11/15/2037	960	1,059
	Potomac Electric Power Co.	4.150%	3/15/2043	945	782
	Potomac Electric Power Co.	5.500%	3/15/2054	755	718
	PPL Electric Utilities Corp.	6.250%	5/15/2039	847	916
	PPL Electric Utilities Corp.	4.150%	10/1/2045	1,895	1,548
	PPL Electric Utilities Corp.	3.950%	6/1/2047	1,313	1,023
	PPL Electric Utilities Corp.	4.150%	6/15/2048	1,006	802
	PPL Electric Utilities Corp.	5.250%	5/15/2053	925	860
	PPL Electric Utilities Corp.	5.550%	8/15/2055	401	390
	Progress Energy Inc.	6.000%	12/1/2039	1,520	1,575
[1]	Public Service Co. of Colorado	6.250%	9/1/2037	1,036	1,106
	Public Service Co. of Colorado	3.600%	9/15/2042	880	679
	Public Service Co. of Colorado	4.300%	3/15/2044	430	356
	Public Service Co. of Colorado	3.800%	6/15/2047	1,000	747
[1]	Public Service Co. of Colorado	2.700%	1/15/2051	867	511
[1]	Public Service Co. of Colorado	4.500%	6/1/2052	1,008	822
	Public Service Co. of Colorado	5.250%	4/1/2053	809	732
	Public Service Co. of Colorado	5.750%	5/15/2054	750	730
	Public Service Co. of Colorado	5.850%	5/15/2055	2,421	2,400
	Public Service Co. of New Hampshire	3.600%	7/1/2049	580	419
	Public Service Co. of New Hampshire	5.150%	1/15/2053	637	581
[1]	Public Service Electric & Gas Co.	5.800%	5/1/2037	853	899
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2042	610	480
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	1,737	1,341
[1]	Public Service Electric & Gas Co.	3.600%	12/1/2047	956	705
[1]	Public Service Electric & Gas Co.	4.050%	5/1/2048	1,362	1,068
[1]	Public Service Electric & Gas Co.	3.850%	5/1/2049	875	664
[1]	Public Service Electric & Gas Co.	3.200%	8/1/2049	852	572
[1]	Public Service Electric & Gas Co.	2.050%	8/1/2050	1,039	550
[1]	Public Service Electric & Gas Co.	5.125%	3/15/2053	667	609
	Public Service Electric & Gas Co.	5.450%	8/1/2053	863	827
[1]	Public Service Electric & Gas Co.	5.450%	3/1/2054	660	632
	Public Service Electric & Gas Co.	5.300%	8/1/2054	1,701	1,589
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2055	532	514
[1]	Public Service Electric & Gas Co.	5.625%	1/1/2056	664	654
	Puget Sound Energy Inc.	6.274%	3/15/2037	202	217
	Puget Sound Energy Inc.	5.795%	3/15/2040	985	1,000
	Puget Sound Energy Inc.	5.638%	4/15/2041	590	585
	Puget Sound Energy Inc.	4.223%	6/15/2048	1,735	1,389
	Puget Sound Energy Inc.	3.250%	9/15/2049	1,276	851
	Puget Sound Energy Inc.	5.685%	6/15/2054	1,145	1,124
	Puget Sound Energy Inc.	5.598%	9/15/2055	357	346
	San Diego Gas & Electric Co.	6.000%	6/1/2039	950	986
	San Diego Gas & Electric Co.	4.500%	8/15/2040	593	533
[1]	San Diego Gas & Electric Co.	3.750%	6/1/2047	310	230
	San Diego Gas & Electric Co.	4.150%	5/15/2048	965	755
[1]	San Diego Gas & Electric Co.	3.320%	4/15/2050	902	604
	San Diego Gas & Electric Co.	3.700%	3/15/2052	1,400	997
	San Diego Gas & Electric Co.	5.350%	4/1/2053	890	821
	San Diego Gas & Electric Co.	5.550%	4/15/2054	1,110	1,055
[1]	San Diego Gas & Electric Co.	5.950%	3/15/2056	600	601
	Sempra	3.800%	2/1/2038	884	746
	Sempra	6.000%	10/15/2039	994	1,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sempra	4.000%	2/1/2048	1,284	955
	Sierra Pacific Power Co.	5.900%	3/15/2054	620	613
[1]	Southern California Edison Co.	5.950%	2/1/2038	1,515	1,536
	Southern California Edison Co.	6.050%	3/15/2039	1,539	1,560
	Southern California Edison Co.	4.500%	9/1/2040	1,722	1,478
	Southern California Edison Co.	4.050%	3/15/2042	4	3
[1]	Southern California Edison Co.	3.900%	3/15/2043	100	76
	Southern California Edison Co.	4.650%	10/1/2043	1,439	1,205
[1]	Southern California Edison Co.	3.600%	2/1/2045	820	582
	Southern California Edison Co.	4.000%	4/1/2047	2,406	1,790
[1]	Southern California Edison Co.	4.125%	3/1/2048	1,070	805
[1]	Southern California Edison Co.	4.875%	3/1/2049	1,291	1,074
	Southern California Edison Co.	3.650%	2/1/2050	2,145	1,478
[1]	Southern California Edison Co.	2.950%	2/1/2051	2,850	1,713
	Southern California Edison Co.	3.450%	2/1/2052	1,060	695
[1]	Southern California Edison Co.	5.450%	6/1/2052	705	622
	Southern California Edison Co.	5.700%	3/1/2053	600	553
	Southern California Edison Co.	5.875%	12/1/2053	824	781
	Southern California Edison Co.	5.750%	4/15/2054	860	799
	Southern California Edison Co.	5.900%	3/1/2055	610	581
	Southern California Edison Co.	6.200%	9/15/2055	600	597
	Southern California Gas Co.	5.125%	11/15/2040	1,271	1,221
	Southern California Gas Co.	3.750%	9/15/2042	3	2
[1]	Southern California Gas Co.	4.125%	6/1/2048	153	118
[1]	Southern California Gas Co.	3.950%	2/15/2050	903	674
	Southern California Gas Co.	6.350%	11/15/2052	995	1,050
	Southern California Gas Co.	5.750%	6/1/2053	917	893
	Southern California Gas Co.	6.000%	6/15/2055	805	809
	Southern Co.	4.250%	7/1/2036	2,180	2,005
	Southern Co.	4.400%	7/1/2046	1,044	861
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	947	964
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	990	832
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	1,325	1,008
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	975	798
	Southern Power Co.	5.150%	9/15/2041	741	697
	Southern Power Co.	5.250%	7/15/2043	1,091	1,020
	Southwest Gas Corp.	3.800%	9/29/2046	1,120	838
	Southwest Gas Corp.	4.150%	6/1/2049	995	764
	Southwest Gas Corp.	3.180%	8/15/2051	490	316
	Southwestern Electric Power Co.	6.200%	3/15/2040	1,080	1,122
[1]	Southwestern Electric Power Co.	3.900%	4/1/2045	900	676
	Southwestern Electric Power Co.	3.250%	11/1/2051	1,303	835
	Southwestern Electric Power Co.	5.900%	4/1/2056	500	486
	Southwestern Public Service Co.	4.500%	8/15/2041	2,071	1,803
[1]	Southwestern Public Service Co.	4.400%	11/15/2048	685	554
[1]	Southwestern Public Service Co.	3.150%	5/1/2050	961	620
	Southwestern Public Service Co.	6.000%	6/1/2054	990	996
	Spire Inc.	6.450%	6/1/2056	250	249
	Tampa Electric Co.	4.350%	5/15/2044	1,005	839
	Tampa Electric Co.	4.450%	6/15/2049	1,201	979
	Tampa Electric Co.	3.625%	6/15/2050	908	649
	Tampa Electric Co.	3.450%	3/15/2051	650	450
	Toledo Edison Co.	6.150%	5/15/2037	1,042	1,120
	Tucson Electric Power Co.	4.850%	12/1/2048	915	792
	Tucson Electric Power Co.	5.500%	4/15/2053	775	727
	Tucson Electric Power Co.	5.900%	4/15/2055	1,049	1,044
	Union Electric Co.	4.800%	3/15/2036	328	320
	Union Electric Co.	8.450%	3/15/2039	646	821
	Union Electric Co.	3.650%	4/15/2045	880	667
	Union Electric Co.	4.000%	4/1/2048	510	394
	Union Electric Co.	3.250%	10/1/2049	2,481	1,662
	Union Electric Co.	2.625%	3/15/2051	2,362	1,390
	Union Electric Co.	3.900%	4/1/2052	835	625
	Union Electric Co.	5.450%	3/15/2053	1,195	1,131
	Union Electric Co.	5.250%	1/15/2054	550	506
	Union Electric Co.	5.125%	3/15/2055	790	717
	Union Electric Co.	5.550%	3/15/2056	511	492
[1]	Virginia Electric & Power Co.	6.000%	5/15/2037	983	1,034
	Virginia Electric & Power Co.	6.350%	11/30/2037	1,971	2,121
	Virginia Electric & Power Co.	4.000%	1/15/2043	911	731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Virginia Electric & Power Co.	4.650%	8/15/2043	449	390
[1]	Virginia Electric & Power Co.	4.200%	5/15/2045	909	730
[1]	Virginia Electric & Power Co.	4.000%	11/15/2046	960	736
[1]	Virginia Electric & Power Co.	3.800%	9/15/2047	1,118	833
	Virginia Electric & Power Co.	4.600%	12/1/2048	1,130	940
	Virginia Electric & Power Co.	3.300%	12/1/2049	632	422
	Virginia Electric & Power Co.	2.450%	12/15/2050	1,047	585
	Virginia Electric & Power Co.	2.950%	11/15/2051	1,667	1,025
[1]	Virginia Electric & Power Co.	4.625%	5/15/2052	1,242	1,021
	Virginia Electric & Power Co.	5.450%	4/1/2053	992	929
	Virginia Electric & Power Co.	5.700%	8/15/2053	730	707
	Virginia Electric & Power Co.	5.650%	3/15/2055	1,844	1,772
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	972	926
	Virginia Electric & Power Co.	5.700%	3/15/2056	1,800	1,737
[1]	Washington Gas Light Co.	3.796%	9/15/2046	915	699
[1]	Washington Gas Light Co.	3.650%	9/15/2049	640	456
	Wisconsin Electric Power Co.	5.700%	12/1/2036	835	878
	Wisconsin Electric Power Co.	4.300%	10/15/2048	902	735
	Wisconsin Electric Power Co.	5.650%	3/15/2056	25	25
	Wisconsin Power & Light Co.	3.650%	4/1/2050	1,335	946
	Wisconsin Power & Light Co.	5.700%	12/15/2055	305	296
	Wisconsin Public Service Corp.	3.671%	12/1/2042	817	639
	Wisconsin Public Service Corp.	4.752%	11/1/2044	904	796
	Wisconsin Public Service Corp.	2.850%	12/1/2051	890	545
	Xcel Energy Inc.	6.500%	7/1/2036	217	234
	Xcel Energy Inc.	3.500%	12/1/2049	866	605
					502,258
Total Corporate Bonds (Cost $4,101,162)					3,581,577
Sovereign Bonds (2.8%)
	Equinor ASA	3.625%	4/6/2040	1,005	839
	Equinor ASA	5.100%	8/17/2040	1,600	1,563
	Equinor ASA	4.250%	11/23/2041	1,245	1,082
	Equinor ASA	3.950%	5/15/2043	1,305	1,070
	Equinor ASA	4.800%	11/8/2043	936	857
	Equinor ASA	3.250%	11/18/2049	1,848	1,272
	Equinor ASA	3.700%	4/6/2050	2,088	1,560
	Export-Import Bank of Korea	2.500%	6/29/2041	825	605
[1]	Inter-American Development Bank	3.875%	10/28/2041	1,257	1,115
	Inter-American Development Bank	3.200%	8/7/2042	650	524
	Inter-American Development Bank	4.375%	1/24/2044	749	696
[5]	KFW	0.000%	4/18/2036	1,976	1,278
[5]	KFW	0.000%	6/29/2037	3,149	1,915
[1]	Oriental Republic of Uruguay	5.442%	2/14/2037	1,295	1,322
[1]	Oriental Republic of Uruguay	4.125%	11/20/2045	1,902	1,615
[1]	Oriental Republic of Uruguay	5.100%	6/18/2050	6,322	5,791
[1]	Oriental Republic of Uruguay	4.975%	4/20/2055	4,332	3,828
[1]	Oriental Republic of Uruguay	5.250%	9/10/2060	2,220	2,010
	Province of British Columbia	7.250%	9/1/2036	495	597
[1]	Republic of Chile	5.650%	1/13/2037	2,355	2,444
[1]	Republic of Chile	3.100%	5/7/2041	3,567	2,695
[1]	Republic of Chile	4.340%	3/7/2042	3,122	2,738
	Republic of Chile	3.860%	6/21/2047	2,313	1,805
[1]	Republic of Chile	3.500%	1/25/2050	3,505	2,509
[1]	Republic of Chile	4.000%	1/31/2052	915	709
[1]	Republic of Chile	5.330%	1/5/2054	2,210	2,083
[1]	Republic of Chile	3.100%	1/22/2061	2,414	1,490
[1]	Republic of Chile	3.250%	9/21/2071	2,418	1,490
[1]	Republic of Hungary	7.625%	3/29/2041	2,565	2,901
[1]	Republic of Indonesia	4.900%	4/16/2036	2,000	1,907
	Republic of Indonesia	4.350%	1/11/2048	3,130	2,528
	Republic of Indonesia	5.350%	2/11/2049	1,097	1,035
	Republic of Indonesia	3.700%	10/30/2049	1,795	1,283
	Republic of Indonesia	3.500%	2/14/2050	1,380	951
	Republic of Indonesia	4.200%	10/15/2050	1,922	1,486
	Republic of Indonesia	3.050%	3/12/2051	3,778	2,365
[1]	Republic of Indonesia	4.300%	3/31/2052	1,159	908
[1]	Republic of Indonesia	5.450%	9/20/2052	628	587
[1]	Republic of Indonesia	5.650%	1/11/2053	1,080	1,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Republic of Indonesia	5.100%	2/10/2054	1,923	1,743
[1]	Republic of Indonesia	5.150%	9/10/2054	772	696
[1]	Republic of Indonesia	5.475%	2/21/2056	740	688
	Republic of Indonesia	4.450%	4/15/2070	1,418	1,083
	Republic of Indonesia	3.350%	3/12/2071	1,750	1,051
[1]	Republic of Italy	4.000%	10/17/2049	4,018	3,067
[1]	Republic of Italy	3.875%	5/6/2051	5,125	3,752
	Republic of Korea	4.125%	6/10/2044	1,788	1,610
	Republic of Korea	3.875%	9/20/2048	439	369
[1]	Republic of Panama	5.662%	2/23/2038	2,526	2,425
[1]	Republic of Panama	8.000%	3/1/2038	1,827	2,093
[1]	Republic of Panama	4.500%	5/15/2047	1,365	1,073
[1]	Republic of Panama	4.500%	4/16/2050	3,272	2,487
[1]	Republic of Panama	4.300%	4/29/2053	2,221	1,616
[1]	Republic of Panama	6.853%	3/28/2054	2,230	2,297
[1]	Republic of Panama	4.500%	4/1/2056	3,018	2,226
[1]	Republic of Panama	7.875%	3/1/2057	870	1,009
[1]	Republic of Panama	3.870%	7/23/2060	4,995	3,246
[1]	Republic of Panama	4.500%	1/19/2063	2,301	1,681
[1]	Republic of Peru	6.550%	3/14/2037	1,386	1,496
[1]	Republic of Peru	3.300%	3/11/2041	2,328	1,755
	Republic of Peru	5.625%	11/18/2050	4,076	3,879
[1]	Republic of Peru	3.550%	3/10/2051	2,405	1,628
[1]	Republic of Peru	5.875%	8/8/2054	2,886	2,776
[1]	Republic of Peru	6.200%	6/30/2055	2,342	2,354
[1]	Republic of Peru	2.780%	12/1/2060	3,057	1,613
[1]	Republic of Peru	3.600%	1/15/2072	1,525	937
[1]	Republic of Peru	3.230%	7/28/2121	1,384	739
[1]	Republic of Poland	5.500%	4/4/2053	3,661	3,365
[1]	Republic of Poland	5.500%	3/18/2054	5,544	5,109
	Republic of the Philippines	5.000%	1/13/2037	2,077	2,004
	Republic of the Philippines	3.950%	1/20/2040	3,262	2,741
	Republic of the Philippines	3.700%	3/1/2041	3,780	3,030
	Republic of the Philippines	3.700%	2/2/2042	3,223	2,566
	Republic of the Philippines	2.950%	5/5/2045	2,060	1,378
	Republic of the Philippines	2.650%	12/10/2045	2,487	1,561
	Republic of the Philippines	3.200%	7/6/2046	3,840	2,629
	Republic of the Philippines	4.200%	3/29/2047	1,527	1,218
	Republic of the Philippines	5.950%	10/13/2047	1,110	1,122
	Republic of the Philippines	5.500%	1/17/2048	2,123	2,039
	Republic of the Philippines	5.600%	5/14/2049	1,275	1,231
	Republic of the Philippines	5.175%	9/5/2049	1,255	1,144
	Republic of the Philippines	5.900%	2/4/2050	1,787	1,792
	Republic of the Philippines	5.750%	1/27/2051	400	394
[1]	State of Israel	4.500%	1/30/2043	2,601	2,195
[1]	State of Israel	4.125%	1/17/2048	1,485	1,118
[1]	State of Israel	3.375%	1/15/2050	3,581	2,305
[1]	State of Israel	3.875%	7/3/2050	2,250	1,578
[1]	State of Israel	5.750%	3/12/2054	4,155	3,861
[1]	State of Israel	5.875%	1/13/2056	3,488	3,286
[1]	State of Israel	4.500%	4/3/2120	1,588	1,128
[1]	United Mexican States	6.000%	5/7/2036	6,183	6,140
[1]	United Mexican States	6.875%	5/13/2037	6,305	6,592
[1]	United Mexican States	6.625%	1/29/2038	4,378	4,460
[1]	United Mexican States	6.125%	2/9/2038	7,365	7,189
	United Mexican States	6.050%	1/11/2040	3,864	3,752
[1]	United Mexican States	4.280%	8/14/2041	4,116	3,218
[1]	United Mexican States	4.750%	3/8/2044	5,929	4,748
	United Mexican States	5.550%	1/21/2045	5,124	4,594
	United Mexican States	4.600%	1/23/2046	3,576	2,737
	United Mexican States	4.350%	1/15/2047	2,319	1,694
	United Mexican States	4.600%	2/10/2048	2,832	2,122
[1]	United Mexican States	4.500%	1/31/2050	2,902	2,130
[1]	United Mexican States	5.000%	4/27/2051	3,684	2,870
[1]	United Mexican States	4.400%	2/12/2052	3,078	2,174
[1]	United Mexican States	6.338%	5/4/2053	4,443	4,130
[1]	United Mexican States	6.400%	5/7/2054	3,585	3,344
[1]	United Mexican States	7.375%	5/13/2055	3,357	3,526
[1]	United Mexican States	6.750%	2/9/2056	3,045	2,947
[1]	United Mexican States	3.771%	5/24/2061	4,784	2,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	United Mexican States	5.750%	10/12/2110	3,752	3,045
Total Sovereign Bonds (Cost $272,349)					238,933
Taxable Municipal Bonds (1.7%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	230	187
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	425	476
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/2044	605	634
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	395	477
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	1,270	1,584
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	2,035	2,123
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	996	1,120
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	635	713
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	750	497
	Broward County FL Airport System Revenue	3.477%	10/1/2043	745	625
	California GO	7.550%	4/1/2039	4,795	5,692
	California GO	7.300%	10/1/2039	3,005	3,452
	California GO	7.350%	11/1/2039	1,450	1,673
	California GO	7.625%	3/1/2040	1,990	2,368
	California GO	7.600%	11/1/2040	2,660	3,191
	California GO	5.200%	3/1/2043	500	496
	California State Taxable Various Purpose GO	5.125%	3/1/2038	1,200	1,204
	California State University Systemwide Revenue	2.897%	11/1/2051	650	448
	California State University Systemwide Revenue	2.975%	11/1/2051	1,085	710
	California State University Systemwide Revenue	2.719%	11/1/2052	725	470
	California State University Systemwide Revenue	2.939%	11/1/2052	725	490
	California State University Systemwide Revenue	5.183%	11/1/2053	300	279
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	650	660
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	650	439
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	1,020	1,051
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	650	712
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	185	161
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/2054	445	387
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	3,003	3,354
	Clark County NV Airport System Revenue	6.820%	7/1/2045	650	719
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	1,000	920
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	750	644
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/2042	670	513
	Dallas County TX Hospital District GO	5.621%	8/15/2044	525	514
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	795	822
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	790	729
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	700	777
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	955	821
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	625	503
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	575	434
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	625	448
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/2050	800	553
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	600	485
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	400	340
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	715	597
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/2040	700	733
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	1,165	945
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	1,731	1,856
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	1,679	1,812
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	407	450
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	500	429
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	330	275
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	750	594
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	800	623
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	685	626
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	1,450	1,098
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	725	731
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	2,000	1,390
	Houston TX GO	3.961%	3/1/2047	1,135	958
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	400	278
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	900	652
	JobsOhio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	10	8
	JobsOhio Beverage System Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	690	583
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	800	770
[6]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	600	417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Community College District GO	6.750%	8/1/2049	1,040	1,158
[7]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/2048	500	429
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	975	1,033
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	675	727
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	525	617
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	1,400	1,349
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	1,750	1,779
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/2043	545	566
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	575	577
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	636	618
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	750	587
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	575	391
	Massachusetts GO	5.456%	12/1/2039	1,485	1,502
	Massachusetts GO	2.900%	9/1/2049	580	394
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	730	753
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	865	896
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	575	615
	Metropolitan Transportation Authority NY Revenue	6.814%	11/15/2040	220	240
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	80	75
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	730	859
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	1,605	1,463
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	1,170	977
	Michigan State University Revenue	4.165%	8/15/2122	850	605
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	700	531
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	900	628
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	575	413
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	805	890
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	1,864	2,203
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	3,060	3,530
	New York City NY GO	4.610%	9/1/2037	525	512
	New York City NY GO	5.517%	10/1/2037	775	783
	New York City NY GO	6.271%	12/1/2037	850	900
	New York City NY GO	5.264%	10/1/2044	525	503
	New York City NY GO	5.559%	10/1/2045	264	259
	New York City NY GO	5.094%	10/1/2049	675	630
	New York City NY GO	5.263%	10/1/2052	300	283
	New York City NY GO	5.828%	10/1/2053	1,400	1,421
	New York City NY GO	5.114%	10/1/2054	750	685
	New York City NY GO	5.392%	10/1/2055	280	270
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/2041	625	625
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	530	530
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	600	615
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	530	546
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	385	371
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	985	991
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	590	630
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	1,265	1,298
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/2040	35	35
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	700	716
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	1,360	1,484
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	872	715
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	975	716
	Oklahoma Development Finance Authority Revenue	4.851%	2/1/2045	600	593
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	1,000	946
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	1,140	1,041
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	500	503
	Pennsylvania State University Revenue	2.790%	9/1/2043	750	573
	Pennsylvania State University Revenue	2.840%	9/1/2050	780	524
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	595	589
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	675	706
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	715	747
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	500	469
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	875	860
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	675	551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	800	579
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	1,720	1,600
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	750	715
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	900	580
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	3,320	2,783
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	1,050	940
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	535	340
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	460	460
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/2045	575	503
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	660	675
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	400	325
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	455	300
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	1,190	1,014
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	550	440
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/2048	650	594
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	945	909
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	350	358
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	750	725
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	265	266
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	520	519
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/2048	590	596
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	920	935
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	515	568
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	600	638
	Texas GO	5.517%	4/1/2039	2,029	2,079
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	2,650	2,684
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	1,525	1,216
	Texas Transportation Commission GO	4.681%	4/1/2040	450	439
[7]	Tucson City AZ COP	2.856%	7/1/2047	625	457
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	475	501
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	675	717
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	1,425	934
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	1,075	915
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	1,560	990
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/2120	565	354
	University of California Revenue	3.071%	5/15/2051	1,000	668
	University of California Revenue	4.858%	5/15/2112	1,440	1,175
	University of California Revenue	4.767%	5/15/2115	800	640
	University of Michigan Revenue	2.437%	4/1/2040	905	682
	University of Michigan Revenue	2.562%	4/1/2050	500	307
	University of Michigan Revenue	3.504%	4/1/2052	600	435
	University of Michigan Revenue	3.504%	4/1/2052	500	363
	University of Michigan Revenue	4.454%	4/1/2122	2,075	1,608
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	775	564
[6]	University of Oregon Revenue	3.424%	3/1/2060	650	453
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	675	417
	University of Texas Financing System Revenue	4.794%	8/15/2046	1,075	1,015
	University of Texas Financing System Revenue	3.354%	8/15/2047	800	593
	University of Texas Financing System Revenue	2.439%	8/15/2049	600	364
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	690	520
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	1,000	737
	University of Virginia Revenue	2.256%	9/1/2050	1,675	957
	University of Virginia Revenue	4.179%	9/1/2117	875	636
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	875	827
Total Taxable Municipal Bonds (Cost $167,637)					152,354

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[8]	Vanguard Market Liquidity Fund (Cost $28,826)	3.687%	288,288	28,826
Total Investments (99.0%) (Cost $9,963,526)				8,572,649
Other Assets and Liabilities—Net (1.0%)				82,674
Net Assets (100%)				8,655,323
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the aggregate value was $20,851, representing 0.2% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2026.
5	Guaranteed by the Federal Republic of Germany.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at March 31, 2026.
C.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at March 31, 2026.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,570,959	—	4,570,959
Corporate Bonds	—	3,581,577	—	3,581,577
Sovereign Bonds	—	238,933	—	238,933
Taxable Municipal Bonds	—	152,354	—	152,354
Temporary Cash Investments	28,826	—	—	28,826
Total	28,826	8,543,823	—	8,572,649